Semi-
                                    Annual
                                    Report

                                June 30, 1999

                   The Riverfront Large Company Select Fund
                         The Riverfront Balanced Fund

                   The Riverfront Small Company Select Fund
                      The Riverfront Income Equity Fund

                  The Riverfront U.S. Government Income Fund
         The Riverfront U.S. Government Securities Money Market Fund

NOT FDIC                           NO BANK                            MAY LOSE
INSURED                           GUARANTEE                             VALUE

                                  RIVERFRONT
                                    FUNDS

--------------------------------------------------------------------------------
Table of Contents                                           The Riverfront Funds

--------------------------------------------------------------------------------


Message From The President..................................................   2
Message From The Investment Adviser.........................................   3
Statements of Assets and Liabilities........................................   4
Statements of Operations....................................................   6
Statements of Changes in Net Assets.........................................   8
Schedules of Portfolio Investments..........................................  10
Notes to Financial Statements...............................................  22
Financial Highlights........................................................  29

--------------------------------------------------------------------------------
Message From The President                                  The Riverfront Funds

--------------------------------------------------------------------------------

Dear Shareholder:

I am pleased to present the Combined Semi-Annual Report to Shareholders for The Riverfront Funds. This Report covers the first half of the fund's current fiscal year, which is the six-month reporting period from January 1, 1999 through June 30, 1999. Inside you will find commentary by the Funds' investment adviser and the unaudited financial statements, including the portfolio of investments.

A fund-by fund performance summary is as follows:

Large Company Select Fund

At the end of the reporting period, the fund's portfolio of large-company stocks included such household names as AT&T, America Online, American Express, Bank of America, Bristol-Myers Squibb, Coca-Cola, Ford, the Gap, Gillette, Microsoft, Procter & Gamble, and Wal-Mart. Investor A Shares produced a total return of 11.52%,**, or 6.53% adjusted for the fund's sales charge, through a $1.60 increase in net asset value. Investor B Shares produced a total return of 11.03%,** or 7.03% adjusted for the fund's redemption fee, through a $1.51 increase in net asset value. Total fund assets totaled $84.2 million at the end of the reporting period.

Balanced Fund

This fund invests in a classic combination of two key financial markets: stocks and fixed income securities. At the end of the reporting period, 55% of the fund's portfolio was invested in stocks, with the remainder invested in bonds and money market securities. Investor A Shares produced a total return of 5.45%,** or 0.74% adjusted for the fund's sales charge. Contributing to the total return were a $0.63 increase in net asset value and $0.08 per share in dividends. Investor B Shares produced a total return of 4.98%,** or 0.97% adjusted for the fund's redemption fee. Contributing to the total return were a $0.65 increase in net asset value and $0.02 per share in dividends. The fund's total assets reached $30.5 million at the end of the reporting period.

Small Company Select Fund

The fund's relatively aggressive portfolio of stocks issued by smaller companies recorded modestly positive returns. The fund's Investor A Shares produced a total return of 3.30%,** or (1.33%) adjusted for the fund's sales charge, through a $0.26 increase in net asset value. Investor B Shares produced a total return of 2.83%,** or (1.17%) adjusted for the fund's redemption fee, through a $0.23 increase in net asset value. Total fund assets totaled $19.8 million at the end of the period.

Income Equity Fund

This fund pursues income and capital appreciation through high-quality dividend-paying stocks that, at the end of the reporting period, included companies like AT&T, Charles Schwab, Dell Computer, Disney, Ford, General Electric, Intel, J.P. Morgan, McDonald's, Merrill Lynch, Pfizer, and Time Warner. During the six months ended June 30, 1999, Investor A Shares produced a total return of 7.06%,** or 2.27% adjusted for the fund's sales charge. Contributing to the total return were a $0.71 increase in net asset value and $0.03 per share in dividends. Investor B Shares produced a total return of 6.65%,** or 2.65% adjusted for the fund's redemption fee. Contributing to the total return were a $0.71 increase in net asset value and $0.01 per share in dividends. Total fund assets reached $46 million at the end of the period.

U.S. Government Income Fund

The fund pursues income through a portfolio that, at the end of the period, invested primarily in U.S. Treasury securities (11.2%), government agency securities (61.6%) and corporate bonds (23.4%). Investor A Shares provided shareholders with dividends totaling $0.23 per share. As interest rates rose during the reporting period, the net asset value of the fund declined from $9.65 to $9.28. Through income and the decline in net asset value, the fund produced a total return of 1.43%,** or (5.82%) adjusted for the fund's sales charge. Investor B Shares provided shareholders with dividends totaling $0.19 per share. As interest rates rose during the period, the net asset value of the fund declined from $10.93 to $10.54. Through income and the decline in net asset value, the fund produced a total return of 1.84%,** or (5.69%) adjusted for the fund's redemption fee. Total fund assets reached $39.3 million at the end of the period.

U.S. Government Securities Money Market Fund

Designed to provide you with a convenient way to pursue daily income on your ready cash, the fund's portfolio of U.S. government money market securities paid dividends totaling $0.02 per share, while maintaining a stable share value of $1.00.* More than $164 million was at work in the fund at the end of the period.

Thank you for pursuing your goals through the Riverfront Funds. We look forward to keeping you up-to-date on the details of your investment on a regular basis, and providing you with the highest level of service possible.

Sincerely,
/s/ Edward C. Gonzales
Edward C. Gonzales
President

August 15, 1999

 * An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.

** Performance quoted reflects past performance and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
Message From The Investment Advisor                         The Riverfront Funds

--------------------------------------------------------------------------------

[Logo of Provident Investment Advisors]

The U.S. economy continues to hum along. The Gross Domestic Product (the "GDP") rose at an annual rate of 2.30% in the quarter ended June 30. This was below the prior two periods in which the statistic was 6.00% and 4.30% respectively. Along with the strength in the domestic economy and a rebound in many global economies, U.S. interest rates have risen. The yield on the 30-year Treasury bond has risen from 5.04% at the beginning of the calendar year to 6.19% in late June. The U.S. consumer accounts for about two-thirds of GDP, and strength in consumer spending continues to drive the growth of GDP. In the first quarter, consumer spending rose at an annual rate of 6.70%. With the advent of electronic filing of income taxes, people are getting tax refunds earlier and spending them earlier. This had a stimulative effect on consumer spending again this year.

The financial markets have been positive but volatile over the past twelve months. The summer months last year experienced significant nervousness over the global deflationary trends and the perceived "credit crunch" which would result. By September, most stock markets around the world had corrected, including the U.S., which declined by 15% from the June 30 level. This proved to be a significant buying opportunity as the Federal Reserve in the U.S. and other major economic powers orchestrated a massive increase in liquidity and cut short term interest rates while lending significant amounts of emergency funds to Russia and Brazil, two of the most affected economies. The Standard & Poor's 500 Composite Stock Price Index (the "S&P 500")* rebounded sharply from the lows of October 8 and rose 43% from those lows through June 30 1999. During the past year, large companies performed very well while small companies continue to struggle in price performance. Growth stocks performed substantially better than value or income oriented stocks for the period.

Over the most recent four months, the markets nervous focus has shifted from global deflation to the potential of growing inflationary pressure in the U.S. economy, particularly the cost of labor. This is an important shift in investor psychology! Inflation is the most important ingredient in the pricing of all financial assets. While we continue to see many deflationary trends, particularly lower prices from the Internet revolution, perception is critically important when the topic of inflation is at hand. We will monitor this shift and are prepared to adjust the various portfolios if this perception turns to reality. In the interim, we expect to see continued volatility within the financial markets as this inflationary concern unfolds. Now we believe that the current inflation scare can pass without significant concern, but we are convinced that the "Best Inflation News" is behind us. Therefore, the likelihood of continued above average returns i.e., 28% annualized over the past five years from the S&P 500 is unlikely for the near future.

Another important ingredient to the stock market is corporate earnings. Earnings have exceeded expectations in 1999 and we predict this will continue. The U.S. economy has just entered the 101st consecutive month of the current expansion. This is the longest peacetime expansion on record and in our opinion, there is no end in sight. As long as the consumer is content with their employment potential and real incomes continue to rise, they will continue to drive the economy through spending while saving and investing in financial assets providing ongoing demand for stocks. This is good!

On behalf of my associates, I wish you well and thank you for your continued support and confidence.

Sincerely
/s/ C. Edwin Riley, Jr.
C. Edwin Riley
Senior Vice President and
Managing Director
Provident Investment Advisors

*The S&P 500 Index is an unmanaged index of common stocks in industry, transportation, and financial and public utility companies. Investments cannot be made in an index.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)



                                          Large Company  Balanced    Small Company
                                           Select Fund     Fund       Select Fund

                                          ------------- -----------  -------------
Assets:

Investments, at value (cost $55,928,177,
$26,328,405, and $16,024,460,

respectively)............................  $84,046,924  $30,376,100   $19,841,027
Interest and dividends receivable........       44,148      198,538         7,137
Receivable for capital shares issued.....      188,427        9,844           148
Unamortized organization costs...........        2,438          --            --
Prepaid expenses and other assets........        8,027        3,779        39,062
                                           -----------  -----------   -----------
Total Assets.............................   84,289,964   30,588,261    19,887,374
                                           -----------  -----------   -----------
Liabilities:

Dividends payable........................          --        25,397           --
Payable for capital shares redeemed......       22,370        2,319           265
Payable for investments purchased........          --           --        176,400
Accrued expenses.........................      121,399       55,835        72,590
                                           -----------  -----------   -----------
Total Liabilities........................      143,769       83,551       249,255
                                           -----------  -----------   -----------
Net Assets:

Capital..................................   52,047,317   24,833,082    15,284,464
Accumulated undistributed net investment
income (loss)............................     (308,878)       3,952      (151,917)
Net unrealized appreciation/depreciation
on investments...........................   28,118,747    4,047,695     3,816,567
Accumulated undistributed (distributions
 in excess) net realized gains (losses)

 on investment transactions..............    4,289,009    1,619,981       689,005
                                           -----------  -----------   -----------
 Net Assets..............................  $84,146,195  $30,504,710   $19,638,119
                                           ===========  ===========   ===========
Net assets:

 Investor A Shares.......................  $65,066,260  $13,773,174   $18,227,356
 Investor B Shares.......................   19,079,935   16,731,536     1,410,763
                                           -----------  -----------   -----------
   Total.................................  $84,146,195  $30,504,710   $19,638,119
                                           ===========  ===========   ===========
Shares of capital stock:

 Investor A Shares.......................    4,201,865    1,007,592     2,236,882
 Investor B Shares.......................    1,255,349    1,177,768       168,482
                                           -----------  -----------   -----------
   Total.................................    5,457,214    2,185,360     2,405,364
                                           ===========  ===========   ===========
Net asset value:

  Investor A Shares--redemption price per

 share...................................  $     15.49  $     13.67   $      8.15
    Investor B Shares--offering price per
 share*..................................        15.20        14.21          8.37
                                           ===========  ===========   ===========
Maximum sales charge (Investor A)........         4.50%        4.50%         4.50%
                                           ===========  ===========   ===========
Maximum offering price per share
 (100%/(100%--maximum sales charge)
 of net asset value adjusted to nearest

 cent) (Investor A)......................  $     16.22  $     14.31   $      8.53
                                           ===========  ===========   ===========

-------
* Redemption price of Investor B shares varies based on length of time shares are held.

See accompanying notes.

--------------------------------------------------------------------------------
Statements of Assets and Liabilities

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)


                                       Income     U.S. Government U.S. Government
                                       Equity         Income      Securities Money

                                        Fund           Fund         Market Fund

                                     -----------  --------------- ----------------
Assets:
Investments, at value (Cost
$41,401,684, $39,890,554, and
$138,568,960, respectively)........  $45,895,608    $38,942,046     $138,568,960
Repurchase agreements (Cost $0, $0,

and $25,779,000, respectively).....          --             --        25,779,000
                                     -----------    -----------     ------------
Total investments..................   45,895,608     38,942,046      164,347,960
Cash...............................            1            --               641
Interest and dividends receivable..       84,440        395,693          547,137
Receivable for capital shares
issued.............................        8,337            827              --
Prepaid expenses and other assets..       17,248          5,044           16,872
                                     -----------    -----------     ------------
Total Assets.......................   46,005,634     39,343,610      164,912,610
                                     -----------    -----------     ------------
Liabilities:

Dividends payable..................          --         173,733          581,470
Payable for capital shares
redeemed...........................       19,553            --               --
Accrued expenses...................      113,428         55,987          138,794
                                     -----------    -----------     ------------
Total Liabilities..................      132,981        229,720          720,264
                                     -----------    -----------     ------------
Net Assets:

Capital............................   48,305,045     40,314,831      164,198,765
Accumulated undistributed net
investment income (loss)...........         (339)        25,353              --
Net unrealized
appreciation/depreciation on
investments........................    4,493,924       (948,508)             --
Accumulated undistributed
 (distributions in excess) net
 realized gains (losses)

 on investment transactions........   (6,925,977)      (277,786)          (6,419)
                                     -----------    -----------     ------------
 Net Assets........................  $45,872,653    $39,113,890     $164,192,346
                                     ===========    ===========     ============
Net assets:

 Investor A Shares.................  $32,040,907    $37,614,655     $164,192,346
 Investor B Shares.................   13,831,746      1,499,235              --
                                     -----------    -----------     ------------
   Total...........................  $45,872,653    $39,113,890     $164,192,346
                                     ===========    ===========     ============
Shares of capital stock:

 Investor A Shares.................    2,866,690      4,052,696      164,198,764
 Investor B Shares.................    1,205,894        142,184              --
                                     -----------    -----------     ------------
   Total...........................    4,072,584      4,194,880      164,198,764
                                     ===========    ===========     ============
Net asset value:
      Investor A Shares--redemption

 price per share...................  $     11.18    $      9.28     $       1.00
  Investor B Shares--offering price

 per share*........................        11.47          10.54              N/A
                                     ===========    ===========     ============
Maximum sales charge (Investor A)..         4.50%          4.50%             N/A
                                     ===========    ===========     ============
Maximum offering price per share
 (100%/(100%--maximum sales charge)
 of net asset value adjusted to

 nearest cent) (Investor A) (a)....  $     11.71    $      9.72     $       1.00
                                     ===========    ===========     ============

-------
(a) Offering price and redemption price are the same for the U.S. Government Securities Money Market Fund.

 *Redemption price of Investor B shares varies based on length of time shares are held.

N/A Not applicable

See accompanying notes.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Riverfront Funds                  Six Months Ended June 30, 1999 (Unaudited)


                                         Large Company  Balanced   Small Company
                                          Select Fund     Fund      Select Fund

                                         ------------- ----------  -------------
Investment income:
Interest income........................   $    2,436   $  273,322    $  12,701
Dividend income........................      287,452      107,600       25,328
                                          ----------   ----------    ---------
Total income...........................      289,888      380,922       38,029
                                          ----------   ----------    ---------
Expenses:

Investment advisory fees...............      287,566      123,932       76,587
Administration fees....................       72,699       24,035       16,800
12b-1 fees (Investor A)................       62,478       15,453       22,225
12b-1 fees (Investor B)................       69,544       75,810        6,835
Custodian and accounting fees..........       55,005       22,443       15,265
Audit and legal fees...................       13,638        5,634        3,903
Organization costs.....................          905          --           --
Trustees' fees and expenses............        3,077        1,267        1,086
Transfer agent fees....................       22,263       21,901       38,010
Registration and filing fees...........        3,079        1,991        5,796
Printing costs.........................        6,876        3,624        2,896
Other..................................        1,636          546          543
                                          ----------   ----------    ---------
Gross expenses.........................      598,766      296,636      189,946
 Less: Fee waivers.....................          --       (17,609)         --
                                          ----------   ----------    ---------
   Net Expenses........................      598,766      279,027      189,946
                                          ----------   ----------    ---------
Net Investment Income (Loss)...........     (308,878)     101,895     (151,917)
                                          ----------   ----------    ---------
Realized/Unrealized Gains (Losses) from
Investments:
Net realized gains (losses) from

investment transactions................    3,527,001    1,450,216      789,827
Net change in unrealized appreciation
(depreciation) from investments........    4,289,349     (154,519)     (57,011)
                                          ----------   ----------    ---------
Net realized/unrealized gains (losses)

from investments.......................    7,816,350    1,295,697      732,816
                                          ----------   ----------    ---------
Change in net assets resulting from

operations.............................   $7,507,472   $1,397,592    $ 580,899
                                          ==========   ==========    =========

See accompanying notes.

--------------------------------------------------------------------------------
Statements of Operations

--------------------------------------------------------------------------------
The Riverfront Funds                  Six Months Ended June 30, 1999 (Unaudited)


                                                                 U.S. Government

                                      Income     U.S. Government Securities Money
                                    Equity Fund    Income Fund     Market Fund

                                    -----------  --------------- ----------------
Investment income:
Interest income...................  $    13,395    $ 1,168,860      $4,176,725
Dividend income...................      622,416         51,464             --
                                    -----------    -----------      ----------
Total income......................      635,811      1,220,324       4,176,725
                                    -----------    -----------      ----------
Expenses:

Investment advisory fees..........      255,029         81,242         128,618
Administration fees...............       48,008         35,635         150,357
12b-1 fees (Investor A)...........       48,876         49,106         214,194
12b-1 fees (Investor B)...........       71,712          6,524             --
Custodian and accounting fees.....       42,078         23,749          43,423
Audit and legal fees..............       20,612          9,487          39,858
Trustees' fees and expenses.......        5,068          2,534           9,659
Transfer agent fees...............       39,820         21,720          16,010
Registration and filing fees......        6,154          2,365           7,717
Printing costs....................       14,481          5,792          22,068
Other.............................        2,715          1,268           5,051
                                    -----------    -----------      ----------
Gross expenses....................      554,553        239,422         636,955
 Less: Fee waivers................       (5,593)       (11,756)       (128,450)
                                    -----------    -----------      ----------
   Net expenses...................      548,960        227,666         508,505
                                    -----------    -----------      ----------
Net Investment Income.............       86,851        992,658       3,668,220
                                    -----------    -----------      ----------
Realized/Unrealized Gains (Losses)
from Investments:
Net realized gains (losses) from

investment transactions...........   (4,929,673)       274,228             --
Net change in unrealized
appreciation/depreciation from
investments.......................    6,545,567     (1,823,288)            --
                                    -----------    -----------      ----------
Net realized/unrealized gains

(losses) from investments.........    1,615,894     (1,549,060)            --
                                    -----------    -----------      ----------
Change in net assets resulting

from operations...................  $ 1,702,745    $  (556,402)     $3,668,220
                                    ===========    ===========      ==========

See accompanying notes.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
The Riverfront Funds


                                 Large Company                                             Small Company
                                  Select Fund                 Balanced Fund                 Select Fund

                          ---------------------------  ---------------------------  ---------------------------
                            Six Months    Year Ended     Six Months    Year Ended     Six Months    Year Ended
                          Ended June 30, December 31,  Ended June 30, December 31,  Ended June 30, December 31,

                               1999          1998           1999         1998            1999          1998
                          -------------- ------------  -------------- ------------  -------------- ------------
                           (unaudited)                  (unaudited)                  (unaudited)

Increase (Decrease) in
Net Assets:

Operations:
 Net investment income

  (loss)................   $  (308,878)  $  (261,052)   $   101,895   $   269,303    $  (151,917)  $  (256,555)
 Net realized gains
  (losses) from

  investment

  transactions..........     3,527,001     8,153,519      1,450,216     3,474,428        789,827      (101,284)
 Net change in
  unrealized
  appreciation

  (depreciation) from

  investments...........     4,289,349     7,822,437       (154,519)    1,277,732        (57,011)     (164,771)
                           -----------   -----------    -----------   -----------    -----------   -----------
Change in net assets
 resulting from

 operations.............     7,507,472    15,714,904      1,397,592     5,021,463        580,899      (522,610)
Distributions to
Shareholders:
Distributions to

Investor A Shareholders:
     From net investment

 income.................           --            --         (74,714)     (169,385)           --            --
 From net realized gains
  from investments......           --     (6,012,066)           --     (1,567,457)           --     (2,744,106)
        In excess of net
 realized gains.........           --            --             --            --             --        (35,043)
Distributions to
Investor B Shareholders:

     From net investment

 income.................           --            --         (27,233)      (99,893)           --            --
 From net realized gains
  from investments......           --     (1,129,216)           --     (1,864,419)           --       (127,743)
        In excess of net
 realized gains.........           --            --             --            --             --        (67,542)
                           -----------   -----------    -----------   -----------    -----------   -----------
Change in net assets
 from shareholder

 distributions..........           --     (7,141,282)      (101,947)   (3,701,154)           --     (2,974,434)
Capital Transactions:
    Proceeds from shares

 issued.................    20,454,459    13,309,662      5,957,106     3,341,172      1,749,027     1,954,127
 Dividends reinvested...           274     7,080,161         74,196     3,609,340            --      2,842,226
          Cost of shares

 redeemed...............    (4,032,486)   (4,824,558)    (1,964,557)   (4,174,349)    (3,432,965)   (6,135,730)
                           -----------   -----------    -----------   -----------    -----------   -----------
Change in net assets
 from capital

 transactions...........    16,422,247    15,565,265      4,066,745     2,776,163     (1,683,938)   (1,339,377)
                           -----------   -----------    -----------   -----------    -----------   -----------
Change in net assets....    23,929,719    24,138,887      5,362,390     4,096,472     (1,103,039)   (4,836,421)
Net assets:
 Beginning of period....    60,216,476    36,077,589     25,142,320    21,045,848     20,741,158    25,577,579
                           -----------   -----------    -----------   -----------    -----------   -----------
 End of period..........   $84,146,195   $60,216,476    $30,504,710   $25,142,320    $19,638,119   $20,741,158
                           ===========   ===========    ===========   ===========    ===========   ===========
Share Transactions:

 Issued.................     1,382,792     1,025,833        435,922       244,765        223,810       223,267
 Reinvested.............            20       511,275          5,510       271,327            --        327,046
 Redeemed...............      (270,261)     (375,134)      (143,372)     (309,204)      (441,348)     (711,763)
                           -----------   -----------    -----------   -----------    -----------   -----------
Change in shares........     1,112,551     1,161,974        298,060       206,888       (217,538)     (161,450)
                           ===========   ===========    ===========   ===========    ===========   ===========

See accompanying notes.

--------------------------------------------------------------------------------
Statements of Changes in Net Assets

--------------------------------------------------------------------------------
The Riverfront Funds


                                                                                          U.S. Government

                                 Income Equity               U.S. Government              Securities Money
                                     Fund                      Income Fund                  Market Fund

                          ---------------------------  ---------------------------  -----------------------------
                            Six Months    Year Ended     Six Months    Year Ended     Six Months     Year Ended
                          Ended June 30, December 31,  Ended June 30, December 31,  Ended June 30,  December 31,

                               1999          1998           1999          1998           1999           1998
                          -------------- ------------  -------------- ------------  --------------  -------------
                           (unaudited)                  (unaudited)                  (unaudited)

Increase (Decrease) in
Net Assets:

Operations:

 Net investment income..   $     86,851  $    890,928   $   992,658   $ 2,333,410   $   3,668,220   $   7,676,947
 Net realized gains
  (losses) from

  investment

  transactions..........     (4,929,673)    8,762,126       274,228       541,953             --           (2,666)
 Net change in
  unrealized
  appreciation

  (depreciation) from

  investments...........      6,545,567    (6,788,439)   (1,823,288)      286,081             --              --
                           ------------  ------------   -----------   -----------   -------------   -------------
Change in net assets
 resulting from

 operations.............      1,702,745     2,864,615      (556,402)    3,161,444       3,668,220       7,674,281
Distributions to
Shareholders:
Distributions to

Investor A Shareholders:
 From net investment

 income.................        (80,778)     (832,004)     (968,801)   (2,287,710)     (3,668,220)     (7,676,947)
 From net realized gains
  from investments......            --     (7,878,594)          --            --              --              --
 In excess of net
 realized gains.........            --     (1,694,145)          --            --              --              --
Distributions to
Investor B Shareholders:

     From net investment

 income.................         (7,104)      (58,765)      (24,030)      (45,525)            --              --
 From net realized gains
  from investments......            --     (1,734,789)          --            --              --              --
        In excess of net
 realized gains.........            --       (294,053)          --            --              --              --
                           ------------  ------------   -----------   -----------   -------------   -------------
Change in net assets
 from shareholder

 distributions..........        (87,882)  (12,492,350)     (992,831)   (2,333,235)     (3,668,220)     (7,676,947)
Capital transactions:
    Proceeds from shares

 issued.................      2,110,635     8,159,129       925,527     1,989,526     184,274,825     364,869,432
 Dividends reinvested...         86,495    12,341,290       108,136       283,938       1,052,432       2,082,417
          Cost of shares

 redeemed...............    (51,645,988)  (18,569,826)   (5,075,797)   (8,722,844)   (209,981,725)   (320,671,126)
                           ------------  ------------   -----------   -----------   -------------   -------------
Change in net assets
 from capital

 transactions...........    (49,448,858)    1,930,593    (4,042,134)   (6,449,380)    (24,654,468)     46,280,723
                           ------------  ------------   -----------   -----------   -------------   -------------
Change in net assets....    (47,833,995)  (7,697,142)    (5,591,367)   (5,621,171)    (24,654,468)     46,278,057
Net assets:
 Beginning of period....     93,706,648   101,403,790    44,705,257    50,326,428     188,846,814     142,568,757
                           ------------  ------------   -----------   -----------   -------------   -------------
 End of period..........   $ 45,872,653  $ 93,706,648   $39,113,890   $44,705,257   $ 164,192,346   $ 188,846,814
                           ============  ============   ===========   ===========   =============   =============
Share transactions:

 Issued.................        200,051       658,371        89,404       205,307     184,274,825     364,869,432
 Reinvested.............          8,522     1,170,115        15,175        29,262       1,052,432       2,082,417
 Redeemed...............     (5,040,090)   (1,565,735)     (528,182)     (907,353)   (209,981,725)   (320,671,126)
                           ------------  ------------   -----------   -----------   -------------   -------------
Change in shares........     (4,831,517)      262,751      (423,603)     (672,784)    (24,654,468)     46,280,723
                           ============  ============   ===========   ===========   =============   =============

See accompanying notes.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)
Large Company Select Fund


                                                                       Market

  Shares                                                                Value

 --------- -------------------------------------------------------   -----------
 Common Stocks (95.7%)

 Apparel (2.6%)

    33,825 Gap, Inc...............................................   $ 1,703,934
     9,450 Intimate Brands, Inc...................................       447,694
                                                                     -----------
                                                                       2,151,628

                                                                     -----------
 Automotive (0.7%)

    10,000 Ford Motor Co..........................................       564,375
                                                                     -----------
 Banks (5.8%)

    14,000 Bank of America Corp...................................     1,026,375
     7,000 Bank One Corporation...................................       416,938
     6,000 Chase Manhattan Corp...................................       519,750
    30,060 Citigroup Inc..........................................     1,427,850
    15,000 Fifth Third Bancorp....................................       998,437
    10,000 Mellon Bank Corp.......................................       363,750
     2,800 Telebanc Financial Corp. (b)...........................       108,500
                                                                     -----------
                                                                       4,861,600

                                                                     -----------
 Beverages (1.3%)

    17,500 Coca-Cola Co...........................................     1,093,750
                                                                     -----------
 Brokerage Services (0.9%)

     9,035 Merrill Lynch & Co.....................................       722,235
                                                                     -----------
 Computers & Peripherals (13.3%)

    59,060 Cisco Systems, Inc. (b)................................     3,798,296
    68,570 Dell Computer Corp. (b)................................     2,537,090
    60,070 EMC Corp-Mass (b)......................................     3,303,850
    12,000 IBM Corp...............................................     1,551,000
                                                                     -----------
                                                                      11,190,236

                                                                     -----------
 Consumer Goods & Services (2.2%)

    11,000 Clorox Co..............................................     1,174,938
     8,000 Procter & Gamble Co....................................       714,000
                                                                     -----------
                                                                       1,888,938

                                                                     -----------
 Cosmetics & Toiletries (0.4%)

     8,000 Gillette Co............................................       328,000
                                                                     -----------
 Diversified (7.5%)

         9 Berkshire Hathaway, Inc. (b)...........................       620,100
    29,000 General Electric Co....................................     3,277,000
    25,035 TYCO International Ltd.................................     2,372,066
                                                                     -----------
                                                                       6,269,166

                                                                     -----------
 Financial Services (6.9%)

     8,000 American Express Co....................................     1,041,000
    25,000 Charles Schwab Corp....................................     2,746,875
    16,640 Fannie Mae Common......................................     1,137,760
    30,000 Firstar Corp...........................................       840,000
                                                                     -----------
                                                                       5,765,635

                                                                     -----------
 Insurance (2.4%)

    17,000 American International GP..............................     1,990,062
                                                                     -----------

                                                                       Market

  Shares                                                                Value

 --------- -------------------------------------------------------   -----------

 Common Stocks, continued
 Linen Supply & Related Items (1.5%)

    19,000 Cintas Corp............................................   $ 1,276,563
                                                                     -----------
 Media (5.0%)

     4,500 Clear Channel Comm. (b)................................       310,219
     4,000 Exodus Communications Inc. (b).........................       479,750
     8,000 Qwest Communications Intl. (b).........................       264,500
    20,000 SBC Communications, Inc................................     1,160,000
    28,040 Time Warner, Inc.......................................     2,018,880
                                                                     -----------
                                                                       4,233,349

                                                                     -----------
 Medical Supplies (1.4%)

    12,000 Johnson & Johnson......................................     1,176,000
                                                                     -----------
 Office Equipment & Supplies (Non-Computer Related) (0.8%)

     9,900 Pitney-Bowes, Inc......................................       636,075
                                                                     -----------
 Oil-Integrated Companies (1.7%)

    12,190 Exxon Corp.............................................       940,154
     7,500 Texaco, Inc............................................       468,750
                                                                     -----------
                                                                       1,408,904

 Pharmaceuticals (11.0%)

     6,000 Amgen Inc. (b).........................................       365,250
    14,000 Bristol-Myers Squibb...................................       986,125
    14,050 Cardinal Health Inc....................................       900,956
    15,040 Eli Lilly & Co.........................................     1,077,240
     7,500 Kendle Intl. Inc. (b)..................................       120,000
    19,440 Merck & Co., Inc.......................................     1,438,560
    14,525 Pfizer, Inc............................................     1,594,119
    11,060 Schering-Plough........................................       586,180
    31,550 Warner-Lambert Co......................................     2,188,781
                                                                     -----------
                                                                       9,257,211

                                                                     -----------
 Retails (10.9%)

    34,050 Home Depot, Inc........................................     2,194,097
    52,600 Staples, Inc. (b)......................................     1,627,312
    70,000 Walgreen Co............................................     2,056,250
    68,060 Wal-Mart Stores, Inc...................................     3,283,895
                                                                     -----------
                                                                       9,161,554

                                                                     -----------
 Semiconductors (1.7%)

    24,050 Intel Corp.............................................     1,430,975
                                                                     -----------
 Software & Computer Services (9.6%)

     5,400 Amazon.com Inc. (b)....................................       675,675
    30,020 America Online Inc. (b)................................     3,317,210
     3,000 Ebay Inc. (b)..........................................       454,125
    38,050 Microsoft Corp. (b)....................................     3,431,634
     1,250 Yahoo Inc. (b).........................................       215,313
                                                                     -----------
                                                                       8,093,957

                                                                     -----------
 Telecommunications-Equipment (3.0%)

    28,000 Lucent Technologies Inc................................     1,888,250

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds.                                  June 30, 1999 (Unaudited)
Large Company Select Fund


                                                                       Market

  Shares                                                                Value

 --------- -------------------------------------------------------   -----------

 Common Stocks, continued
 Telecommunications-Equipment, continued

     8,000 Network Solution Inc. (b)..............................   $   633,000
                                                                     -----------
                                                                       2,521,250

                                                                     -----------
 Utilities-Telecommunications (5.3%)

    40,000 A T & T Corp...........................................     2,232,500
    26,030 MCI Worldcom Inc. (b)..................................     2,245,088
                                                                     -----------
                                                                       4,477,588

                                                                     -----------
 Total Common Stocks (Cost $52,380,304)                               80,499,051
                                                                     -----------

                                                                       Market

  Shares                                                                Value

 --------- -------------------------------------------------------   -----------
 Investment Companies (4.2%)
 1,066,397 Dreyfus Treasury Prime Fund............................   $ 1,066,397
 2,481,476 Fidelity Treasury Fund.................................     2,481,476
                                                                     -----------
 Total Investment Companies (Cost $3,547,873)                          3,547,873
                                                                     -----------
 Total Investments (Cost $55,928,177) (a)--99.9%                      84,046,924
 Other assets in excess of liabilities--.1%                               99,271

                                                                     -----------
 Total Net Assets--100.0%                                            $84,146,195

                                                                     ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:


         Unrealized appreciation................................... $29,330,871
         Unrealized depreciation...................................  (1,212,124)

                                                                    -----------
         Net unrealized appreciation............................... $28,118,747

                                                                    ===========

(b) Represents non-income producing securities.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)
Balanced Fund


 Shares or

 Principal                                                             Market
   Amount                                                               Value

 ---------- ------------------------------------------------------   -----------
 Common Stocks (55.3%)

 Banks (3.9%)

      5,658 Bank of America Corp..................................   $   414,802
      3,000 Chase Manhattan Corp..................................       259,875
      6,000 Mellon Bank Corp......................................       218,250
      3,000 State Street Corp.....................................       256,125
        700 Suntrust Banks Inc....................................        48,606
                                                                     -----------
                                                                       1,197,658

                                                                     -----------
 Brokerage Service (1.1%)

      2,000 Merrill Lynch & Co....................................       159,875
      1,700 Charles Schwab Corp...................................       186,787
                                                                     -----------
                                                                         346,662

                                                                     -----------
 Computers & Peripherals (9.7%)

     16,000 Cisco Systems, Inc. (b)...............................     1,029,000
     15,000 Dell Computer Corp (b)................................       555,000
     18,000 EMC Corp-Mass (b).....................................       990,000
      3,000 IBM Corp..............................................       387,750
                                                                     -----------
                                                                       2,961,750

                                                                     -----------
 Consumer Products (0.2%)

      1,050 Intimate Brands, Inc..................................        49,744
                                                                     -----------
 Diversified (4.8%)

      8,000 General Electric Co...................................       904,000
      6,000 Tyco International Ltd................................       568,500
                                                                     -----------
                                                                       1,472,500

                                                                     -----------
 Financial Services (2.8%)

      7,500 Citigroup Inc.........................................       356,250
      2,000 Fannie Mae Common.....................................       136,750
      1,650 J.P. Morgan & Co......................................       231,825
      3,000 T Rowe Price Assoc....................................       115,125
                                                                     -----------
                                                                         839,950

                                                                     -----------
 Insurance (0.8%)

      2,000 American International Group..........................       234,125
                                                                     -----------
 Linen Supply & Related Items (0.4%)

      2,000 Cintas Corp...........................................       134,375
                                                                     -----------
 Medical Supplies (0.5%)

      1,500 Johnson & Johnson.....................................       147,000
                                                                     -----------
 Media (2.6%)

     11,000 Time Warner, Inc......................................       792,000
                                                                     -----------
 Office Equipment & Supplies (Non-computer Related) (0.6%)

      3,000 Pitney-Bowes, Inc.....................................       192,750
                                                                     -----------
 Oil-Integrated Companies (1.2%)

      6,000 Texaco, Inc...........................................       375,000
                                                                     -----------
 Oil & Gas Exploration, Production & Services (0.7%)

      3,500 Schlumberger, Ltd.....................................       222,906
                                                                     -----------

 Shares or

 Principal                                                             Market
   Amount                                                               Value

 ---------- ------------------------------------------------------   -----------

 Common Stocks, continued
 Pharmaceuticals (8.8%)

      4,000 Bristol-Myers Squibb..................................   $   281,750
      4,500 Cardinal Health Inc...................................       288,563
      4,000 Kendle Intl. Inc. (b).................................        64,000
      4,000 Eli Lilly & Co........................................       286,500
      2,000 Merck & Co., Inc......................................       148,000
      6,000 Pfizer, Inc...........................................       658,500
     10,000 Schering-Plough.......................................       530,000
      6,000 Warner-Lambert Co.....................................       416,250
                                                                     -----------
                                                                       2,673,563

                                                                     -----------
 Retail-Department Store (0.8%)

      3,000 Kohl's Corp. (b)......................................       231,563
                                                                     -----------
 Retail (9.0%)

     10,000 Home Depot, Inc.......................................       644,375
     24,000 Staples, Inc. (b).....................................       742,500
     16,000 Wal-Mart Stores, Inc..................................       772,000
     20,000 Walgreen Co...........................................       587,500
                                                                     -----------
                                                                       2,746,375

                                                                     -----------
 Software & Computer Services (3.6%)

      1,000 America Online Inc. (b)...............................       110,500
     10,000 Microsoft Corp. (b)...................................       901,875
      1,157 Clear Channel Comm. (b)...............................        79,761
                                                                     -----------
                                                                       1,092,136

                                                                     -----------
 Telecommunications-Equipment (1.3%)

      6,000 Lucent Technologies Inc...............................       404,625
                                                                     -----------
 Utilities-Telecommunications (2.5%)

      6,000 AT&T Corp.............................................       334,875
      5,000 MCI Worldcom Inc. (b).................................       431,250
                                                                     -----------
                                                                         766,125

                                                                     -----------
 Total Common Stocks (Cost $12,615,699)                               16,880,807
                                                                     -----------
 U.S. Treasury Notes (6.8%)

 $1,000,000 4.875%, 3/31/01.......................................       989,790
  1,000,000 7.25%, 5/15/16........................................     1,099,300
                                                                     -----------
 Total U.S. Treasury Notes (Cost $2,125,858)                           2,089,090
                                                                     -----------
 U.S. Government Agencies (28.3%)
 Government National Mortgage Association (3.9%)

  1,181,977 7%, 10/1/11, Pool #E00455.............................     1,187,307
                                                                     -----------
 Federal Home Loan Mortgage Corp. (3.2%)

  1,000,000 6.59%, 7/23/08, Callable 7/23/99 @ 100................       987,890
                                                                     -----------
 Federal National Mortgage Assoc. (21.2%)

  1,500,000 4.85%, 7/19/99........................................     1,496,295
    300,000 6.95%, 11/13/2006.....................................       300,738
    300,000 5.75%, 4/15/03........................................       297,159
  1,450,000 6.67%, 8/1/2001.......................................     1,472,620

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)
Balanced Fund


 Shares or

 Principal                                                            Market
   Amount                                                              Value

 ---------- -----------------------------------------------------   -----------

 U.S. Government Agencies, continued
 Federal National Mortgage Assoc., continued

 $  500,000 6.89%, 07/12/2004....................................   $   500,830
    500,000 6.01%, 1/14/03.......................................       496,850
  2,000,000 6.09%, 1/12/09.......................................     1,891,951
                                                                    -----------
                                                                      6,456,443

                                                                    -----------
 Total U.S. Governement Agencies (Cost $8,787,339)                    8,631,640
                                                                    -----------
 Corporate Bonds (2.5%)
 Banks (1.3%)

    400,000 Chase Capital I, Series A, 7.67%, Callable 12/1/26, @
             103.84, Guaranteed by Chase Manhattan Corp..........       388,000
                                                                    -----------
 Financial Services (1.3%)

    400,000 Ford Motor Credit Co., 6.25%, 12/8/05................       388,500
                                                                    -----------
 Total Corporate Bonds (Cost $801,446)                                  776,500
                                                                    -----------

 Shares or

 Principal                                                             Market
   Amount                                                               Value

 ---------- ------------------------------------------------------   -----------
 Investment Companies (6.6%)
 $1,317,520 Fidelity Treasury Fund................................   $ 1,317,520

    680,543 Dreyfus Treasury Prime Fund...........................       680,543
                                                                     -----------
 Total Investment Companies (Cost $1,998,063)                          1,998,063
                                                                     -----------
 Total Investments (Cost $26,328,405) (a)--99.6%                      30,376,100
 Other assets in excess of liabilities--.4%                              128,610

                                                                     -----------
 Total Net Assets--100.0%                                            $30,504,710

                                                                     ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:


         Unrealized appreciation.................................... $4,432,354
         Unrealized depreciation....................................   (384,659)

                                                                     ----------
         Net unrealized appreciation................................ $4,047,695

                                                                     ==========

(b) Represents non-income producing securities.

See Notes to Financial Statements

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)
Small Company Select Fund


                                                                       Market

 Shares                                                                 Value

 ------- ---------------------------------------------------------   -----------
 Common Stock (95.6%)

 Apparel (4.5%)

   8,000 Abercrombie & Fitch Class A (b)..........................   $   384,000
   6,000 American Eagle Outfitters (b)............................       273,000
   3,000 Tommy Hilfiger Corp. (b).................................       220,313
                                                                     -----------
                                                                         877,313

                                                                     -----------
 Airlines (2.1%)

  20,000 Comair Holdings, Inc. (b)................................       416,250
                                                                     -----------
 Automotive Parts (4.6%)

  32,000 Gentex Corp. (b).........................................       896,000
                                                                     -----------
 Banks (2.6%)

  16,500 National Commerce Bancorp................................       360,938
   4,000 Telebanc Financial Corp. (b).............................       155,000
                                                                     -----------
                                                                         515,938

                                                                     -----------
 Brokerage Services (4.4%)

  22,500 Legg Mason Inc...........................................       866,250
                                                                     -----------
 Commercial Services (1.1%)

   5,000 Quintiles Transnatl. Corp. (b)...........................       210,000
                                                                     -----------
 Computer & Peripherals (2.9%)

   7,650 Comverse Technology, Inc. (b)............................       577,575
                                                                     -----------
 Educational Institutions (1.1%)

   9,600 DeVry Incorporated (b)...................................       214,800
                                                                     -----------
 Electrical Equipment (5.5%)

   6,000 Benchmark Electronics Inc. (b)...........................       215,625
  11,500 Sanmina Corp. (b)........................................       872,563
                                                                     -----------
                                                                       1,088,188

                                                                     -----------
 Electronic & Electrical-General (1.4%)

  14,000 American Power Con (b)...................................       281,750
                                                                     -----------
 Environmental Control (2.9%)

  40,000 Catalytica Inc. (b)......................................       560,000
                                                                     -----------
 Financial Services (5.9%)

  10,000 Eaton Vance Corp.........................................       344,375
   6,800 SEI Corp.................................................       600,100
   5,000 Astoria Financial Corp...................................       219,688
                                                                     -----------
                                                                       1,164,163

                                                                     -----------
 Food Processing & Packaging (3.1%)

  20,000 American Italian Pasta-A (b).............................       607,500
                                                                     -----------
 Media (3.7%)

   6,465 Clear Channel Comm.......................................       445,681
   2,400 Exodus Communications Inc. (b)...........................       287,850
     215 Destia Communications Inc................................         2,661
                                                                     -----------
                                                                         736,192

                                                                     -----------

                                                                       Market

 Shares                                                                 Value

 ------- ---------------------------------------------------------   -----------

 Common Stocks, continued
 Pharmaceuticals (12.9%)

  60,000 Kendle Intl. Inc. (b)....................................   $   960,000
  14,300 Medimmune Inc. (b).......................................       968,825
   5,800 VISX Inc. (b)............................................       459,287
   2,400 Express Scripts, Inc. (b)................................       144,450
                                                                     -----------
                                                                       2,532,562

                                                                     -----------
 Printing & Publishing (1.4%)

   5,000 Consolidated Graphics Inc. (b)...........................       250,000
   5,000 Multi Color Corp. (b)....................................        31,875
                                                                     -----------
                                                                         281,875

                                                                     -----------
 Radio (2.8%)

  10,000 Cox Radio Inc.-Class A (b)...............................       542,500
                                                                     -----------
 Restaurants (1.3%)

   5,700 Papa John's Intl. (b)....................................       254,718
                                                                     -----------
 Retail-Specialty Stores (6.1%)

  22,000 Bed Bath & Beyond, Inc. (b)..............................       847,000
   7,000 O'Reilly Automotive Inc. (b).............................       352,625
                                                                     -----------
                                                                       1,199,625

                                                                     -----------
 Semiconductors (7.2%)

  15,000 Plexus Corp. (b).........................................       451,875
  14,200 Vitesse Semiconductor (b)................................       957,612
                                                                     -----------
                                                                       1,409,487

                                                                     -----------
 Software & Computer Services (12.1%)

  12,000 12 Technologies Inc. (b).................................       516,000
   6,000 Acxiom Corp. (b).........................................       149,625
   3,400 Ameritrade Holding Corp. A (b)...........................       360,400
     800 Customtracks Corporation (b).............................        44,750
     800 DLJDirect (b)............................................        23,600
   7,200 E*Trade Group Inc. (b)...................................       287,550
     100 Healtheon Corporation (b)................................         7,700
     100 Ivillage Inc. (b)........................................         5,025
  10,000 Lernout & Hauspie Speech (b).............................       354,375
   2,000 Macromedia Inc. (b)......................................        70,500
   2,000 Mercury Interactive Corp. (b)............................        70,750
   4,000 Realnetworks Inc. (b)....................................       275,500
   6,000 Sportsline USA Inc. (b)..................................       215,250
                                                                     -----------
                                                                       2,381,025

                                                                     -----------
 Telecommunications (3.6%)

   6,000 Mindspring Enterprises (b)...............................       265,875
   3,000 Network Solution Inc. (b)................................       237,375
   2,000 Whittman-Hart Inc. (b)...................................        63,500
   2,000 Novellus Systems Inc. (b)................................       136,500
                                                                     -----------
                                                                         703,250

                                                                     -----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)
Small Company Select Fund


                                                                       Market

 Shares                                                                 Value

 ------- ---------------------------------------------------------   -----------

 Common Stocks, continued
 Textiles Products (1.2%)

   8,000 Mohawk Industries, Inc. (b)..............................   $   243,000
                                                                     -----------
 Wholesale Distribution (1.1%)

   6,000 Expeditors Intl. Wash Inc................................       163,500
  10,000 Packaged Ice Inc. (b)....................................        59,375
                                                                     -----------
                                                                         222,875

                                                                     -----------
 Total Common Stocks (Cost $14,966,269)                               18,782,836
                                                                     -----------


                                                                      Market

 Shares                                                                Value

 ------- --------------------------------------------------------   -----------
 Investment Companies (5.4%)
 132,592 Dreyfus Treasury Prime Fund.............................   $   132,592
 925,599 Fidelity Treasury Fund..................................       925,599
                                                                    -----------
 Total Investment Companies (Cost $1,058,191)                         1,058,191
                                                                    -----------
 Total Investments (Cost $16,024,460) (a)--101.0%                    19,841,027
 Liabilities in excess of other assets--(1.0)%                         (202,908)

                                                                    -----------
 Total Net Assets--100.0%                                           $19,638,119

                                                                    ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:


         Unrealized appreciation.................................... $4,633,446
         Unrealized depreciation....................................   (816,879)

                                                                     ----------
         Net unrealized appreciation................................ $3,816,567

                                                                     ==========

(b) Represents non-income producing securities.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)
Income Equity Fund


                                                                       Market

  Shares                                                                Value

 --------- -------------------------------------------------------   -----------
 Common Stocks (84.7%)

 Automotive (2.0%)

    10,150 Ford Motor Co..........................................   $   572,841
     5,250 General Motors Corp....................................       346,500
                                                                     -----------
                                                                         919,341

                                                                     -----------
 Automotive Parts (1.0%)

    23,675 Delphi Automotive Systems..............................       439,467
                                                                     -----------
 Banks (16.9%)

    15,946 Bank One Corporation...................................       949,784
    16,006 Bank of America Corp...................................     1,173,440
     8,600 Chase Manhattan Corp...................................       744,975
    29,550 Citigroup Inc..........................................     1,403,625
     5,100 First Union Corp.......................................       239,700
     8,700 First Virginia Bank, Inc...............................       427,388
     6,500 Huntington Bancshares..................................       227,500
     4,025 J.P. Morgan & Co.......................................       565,512
    15,250 Mellon Bank Corp.......................................       554,719
     6,500 State Street Corp......................................       554,938
    21,900 Summit Bancorp.........................................       915,694
                                                                     -----------
                                                                       7,757,275

                                                                     -----------
 Brokerage Services (0.6%)

     3,400 Merrill Lynch & Co.....................................       271,788
                                                                     -----------
 Chemicals-General (1.4%)

    15,200 Rohm & Haas Co.........................................       651,700
                                                                     -----------
 Commercial Services (0.2%)

     2,150 Ecolab Incorporated....................................        93,794
                                                                     -----------
 Computer & Peripherals (4.1%)

     4,500 Cisco Systems, Inc. (b)................................       289,406
     8,050 Dell Computer Corp. (b)................................       297,850
     9,100 EMC Corp-Mass (b)......................................       500,500
     7,975 Hewlett-Packard Co.....................................       801,488
                                                                     -----------
                                                                       1,889,244

                                                                     -----------
 Consumer Goods & Services (2.2%)

     4,600 Clorox Co..............................................       491,338
    13,000 Fortune Brands Inc.....................................       537,875
                                                                     -----------
                                                                       1,029,213

                                                                     -----------
 Diversified (3.5%)

     3,900 General Electric Co....................................       440,700
     6,325 Minnesota Mining & Mfg. Co.............................       549,880
     6,325 Tyco International Ltd.................................       599,294
                                                                     -----------
                                                                       1,589,874

                                                                     -----------
 Electrical Equipment (1.1%)

     8,150 Emerson Electric Company...............................       512,431
                                                                     -----------
 Electronic & Electronic-General (2.5%)

    10,500 Rockwell Intl. Corp....................................       637,875

                                                                       Market

  Shares                                                                Value

 --------- -------------------------------------------------------   -----------

 Common Stocks, continued
 Electronic & Electronic-General, continued

    11,500 Thomas & Betts Corp....................................   $   543,375
                                                                     -----------
                                                                       1,181,250

                                                                     -----------
 Entertainment (1.2%)

    18,350 The Walt Disney Co.....................................       565,409
                                                                     -----------
 Financial Services (2.9%)

     5,850 Charles Schwab Corp....................................       642,769
     9,800 Fannie Mae Common......................................       670,075
                                                                     -----------
                                                                       1,312,844

                                                                     -----------
 Food Processing & Packaging (1.5%)

    25,000 Conagra Inc............................................       665,625
                                                                     -----------
 Forest Products-Lumber & Paper (4.6%)

     8,600 Kimberly-Clark Corp....................................       490,200
    12,800 Temple-Inland Inc......................................       873,600
    16,100 Willamette Industries Inc..............................       741,606
                                                                     -----------
                                                                       2,105,406

                                                                     -----------
 Insurance (2.4%)

    18,000 Allstate Corp..........................................       645,750
     3,900 American International GP..............................       456,544
                                                                     -----------
                                                                       1,102,294

                                                                     -----------
 Linen Supply & Related Items (0.5%)

     3,600 Cintas Corp............................................       241,875
                                                                     -----------
 Manufacturing-Capital Goods (1.2%)

    10,800 Cooper Industries, Inc.................................       561,600
                                                                     -----------
 Media (1.8%)

    11,475 Time Warner, Inc.......................................       826,200
                                                                     -----------
 Medical Supplies (1.6%)

     5,000 Bausch & Lomb, Inc.....................................       382,500
     3,575 Johnson & Johnson......................................       350,350
                                                                     -----------
                                                                         732,850

                                                                     -----------
 Office Equipment & Supplies (Non-Computer Related) (2.3%)

     7,125 Pitney-Bowes, Inc......................................       457,781
    10,250 Xerox Corp.............................................       605,391
                                                                     -----------
                                                                       1,063,172

                                                                     -----------
 Oil & Gas Exploration, Production, & Services (3.7%)

    10,600 Burlington Resources Inc...............................       458,450
    15,500 Daimond Offshore Drill.................................       439,812
     5,625 Enron Corp.............................................       459,844
     5,225 Schlumberger, Ltd......................................       332,767
                                                                     -----------
                                                                       1,690,873

                                                                     -----------
 Oil-Integrated Companies (7.5%)

     6,200 Atlantic Richfield Co..................................       518,087
    15,200 Baker Hughes Inc.......................................       509,200
     1,550 Chevron Corp...........................................       147,541

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)
Income Equity Fund


                                                                       Market

  Shares                                                                Value

 --------- -------------------------------------------------------   -----------

 Common Stocks, continued
 Oil-Integrated Companies, continued

     6,000 Exxon Corp.............................................   $   462,750
     7,400 Mobil Corp.............................................       732,600
     8,000 Royal Dutch Petro-NY Shrs..............................       482,000
     9,425 Texaco, Inc............................................       589,062
                                                                     -----------
                                                                       3,441,240

                                                                     -----------
 Oilfield Services & Equipment (1.1%)

    11,400 Halliburton Co.........................................       515,850
                                                                     -----------
 Pharmaceuticals (3.9%)

     5,300 Bristol-Myers Squibb...................................       373,319
     3,900 Eli Lilly & Co.........................................       279,337
     4,200 Merck & Co., Inc.......................................       310,800
     4,300 Pfizer, Inc............................................       471,925
     4,900 Warner-Lambert Co......................................       339,937
                                                                     -----------
                                                                       1,775,318

                                                                     -----------
 Publishing (0.5%)

     4,000 McGraw Hill............................................       215,750
                                                                     -----------
 Retail (0.9%)

     6,600 Dayton-Hudson Corp.....................................       429,000
                                                                     -----------
 Restaurants (1.1%)

    12,750 McDonald's Corp........................................       526,734
                                                                     -----------
 Retail-Building Products (0.9%)

     7,400 Lowe's Companies.......................................       419,488
                                                                     -----------
 Retail-Department Stores (2.3%)

     3,200 Kohl's Corp. (b).......................................       247,000
    19,837 May Department Stores Co...............................       810,837
                                                                     -----------
                                                                       1,057,837

                                                                     -----------
 Semiconductors (2.7%)

     9,050 Intel Corp.............................................       538,475
     4,900 Texas Instruments, Inc.................................       710,500
                                                                     -----------
                                                                       1,248,975

                                                                     -----------


                                                                      Market

   Shares                                                              Value

 ---------- -----------------------------------------------------   -----------

 Common Stocks, continued
 Telecommunications-Equipment (1.3%)

      8,900 Lucent Technologies Inc..............................   $   600,194
                                                                    -----------
 Utilities-Electric (3.1%)

     12,000 Bec Energy...........................................       495,000
      9,000 Cinergy Corp.........................................       288,000
      4,225 Duke Power Co........................................       229,734
     17,600 Scana Corp...........................................       411,400
                                                                    -----------
                                                                      1,424,134

                                                                    -----------
 Utilities-Natural Gas (2.3%)

      5,700 Nicor, Inc...........................................       216,956
     10,100 People's Energy Corp.................................       380,644
     14,200 Piedmont Natural Gas Co..............................       441,975
                                                                    -----------
                                                                      1,039,575

                                                                    -----------
 Utilities-Telecommunications (7.0%)

     27,300 A T & T Corp.........................................     1,523,681
      9,500 Bell Atlantic........................................       621,062
     14,300 GTE Corp.............................................     1,082,331
                                                                    -----------
                                                                      3,227,074

                                                                    -----------
 Total Common Stocks (Cost $38,630,770)                              43,124,694
                                                                    -----------
 Investment Companies (6.0%)

  1,981,194 Fidelity Treasury Fund...............................     1,981,194
    789,720 Dreyfus Treasury Prime Fund..........................       789,720
                                                                    -----------
 Total Investment Companies (Cost $2,770,914)                         2,770,914
                                                                    -----------
 Total Investments (Cost $41,401,684) (a)--100.1%                    45,895,608
 Liabilities in excess of other assets--(0.1)%                          (22,955)

                                                                    -----------
 Total Net Assets--100.0%                                           $45,872,653

                                                                    ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized appreciation of securities as follows:


         Unrealized appreciation.................................... $5,392,338
         Unrealized depreciation....................................   (898,414)

                                                                     ----------
         Net unrealized appreciation................................ $4,493,924

                                                                     ==========

(b) Represents non-income producing securities.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)
U.S. Government Income Fund


 Shares or

 Principal                                                            Market
   Amount                                                              Value

 ---------- -----------------------------------------------------   -----------
 Corporate Bonds (23.4%)

 Banks (5.2%)

 $  600,000 Chase Capital I, Series A, 7.67% 12/1/26, Callable
             12/1/06 @ 103.84, Guaranteed by Chase Manhattan
             Corp................................................   $   582,000
    500,000 Mellon Capital I, Series A, 7.72% 12/1/26, Callable
             12/1/06 @103.86, Guaranteed by Mellon Bank Corp.....       487,500
  1,000,000 Midland bank PLC (HSBC), 6.95% 3/15/11...............       972,500
                                                                    -----------
                                                                      2,042,000

                                                                    -----------
 Financial Services (14.9%)

  1,000,000 American Express Master Trust, Series 1998-1, Class
             A, 5.905, 4/15/04, ABS..............................       989,280
    362,772 Boatmen's Auto Trust, Series 1996-A, Class A3, 6.75%,
             1/15/03, ABS........................................       366,857
  1,798,295 Countrywide Home Loans, Inc., Series 1998-11, Class
             A10, 6.25%, 8/25/28, CMO............................     1,787,918
  1,000,000 Countrywide Home Loans, Inc., Series 1998-1, Class
             AF2, 6.27%, 4/25/28, ABS............................       999,590
    998,652 Green Tree Home Improvement Loan Trust, Series 1997-
             D, Class HEA4, 6.54%, 9/15/28.......................     1,002,497
    419,081 Security Pacific Acceptance Corp., Series 1995-1,
             Class A2, 6.70%, 4/10/20, ABS.......................       421,160
    250,000 Toyota Motor Credit Corp., 7.13%, 9/26/06, Callable
             9/26/99 @ 100, MTN..................................       250,938
                                                                    -----------
                                                                      5,818,240

                                                                    -----------
 Food Processing & Packaging (1.3%)

    500,000 McCormick & Co., Inc. 8.95%, 7/1/01..................       525,625
                                                                    -----------
 Oil & Gas Transmission (0.9%)

    356,000 Trans-Canada Pipelines Ltd., 6.77%, 4/30/01, MTN.....       357,780
                                                                    -----------
 Steel (0.5%)

    200,000 Worthington Industries, Inc. 7.13%, 5/15/06..........       196,500
                                                                    -----------
 Utilities-Electric & Gas (0.5%)

    200,000 Oaklahoma Gas & Electric Co., 6.25%, 10/15/00........       200,750
                                                                    -----------
 Total Corporate Bonds (Cost $9,235,318)                              9,140,895
                                                                    -----------

 Shares or

 Principal                                                            Market
   Amount                                                              Value

 ---------- -----------------------------------------------------   -----------
 U.S. Government Agencies (61.6%)

 Federal Home Loan Mortgage Corp. (8.2%)

 $  225,000 6.20%, 4/15/03.......................................   $   226,177
    524,486 6.00%, 12/1/99, Gold Pool #M80147....................       517,594
  1,095,000 6.22%, 3/18/08.......................................     1,076,133
  1,500,000 6.60%, 7/20/10.......................................     1,407,165
                                                                    -----------
                                                                      3,227,069

                                                                    -----------
 Federal National Mortgage Assoc. (37.8%)

  1,000,000 6.71%, 3/13/02.......................................     1,003,590
    632,608 6.00%, 2/01/03.......................................       621,816
    727,976 6.00%, 5/1/03, Pool #347156..........................       714,778
  1,000,000 7.55%, 03/27/07, Series 07-B, Callable 3/27/00 @ 100.     1,002,590
  1,000,000 6.50%, 12/25/07, Series 1993-43, Class H, CMO........       998,840
  1,000,000 6.00%, 5/15/08.......................................       973,140
  1,000,000 5.25%, 01/15/09......................................       916,790
  1,000,000 6.03%, 2/2/09........................................       938,970
  1,000,000 6.40%, 05/14/09......................................       973,750
  2,000,000 6.38%, 6/15/09.......................................     1,993,360
  2,003,066 5.50%, 4/1/24, Pool #280553..........................     1,846,126
  3,000,000 6.50%, 10/25/28, Series 1998-58, Class PC, CMO.......     2,812,650
                                                                    -----------
                                                                     14,796,400

                                                                    -----------
 Government National Mortgage Assoc. (7.3%)

    439,893 7.00%, 11/15/08, Pool #363175........................       442,462
    502,851 7.00%, 1/15/09, Pool #363194.........................       505,797
  1,559,256 7.00%, 2/15/09, Pool #383488.........................     1,568,363
    332,607 8.00%, 5/15/23, Pool #351752.........................       340,959
                                                                    -----------
                                                                      2,857,581

                                                                    -----------
 Private Export Funding Corp. (2.6%)

  1,000,000 6.24%, 5/15/02, Series VV, Guaranteed by Export-
             Import Bank of The United States....................     1,003,750
                                                                    -----------
 Federal Agricultural Mortgage Corp (2.4%)

  1,000,000 5.90%, 3/3/09........................................       957,551
                                                                    -----------
 Tennessee Valley Authority (3.2%)

  1,250,000 6.24%, 7/15/45, Series B, Callable 7/15/20 @100,
             Putable 7/15/01 @100................................     1,268,750
                                                                    -----------
 Total U.S. Government Agencies (Cost $24,854,555)                   24,111,101
                                                                    -----------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)
U.S. Government Income Fund


 Shares or

 Principal                                                             Market
   Amount                                                               Value

 ---------- ------------------------------------------------------   -----------
 U.S. Treasury Notes (11.2%)
 $4,000,000 7.25%, 5/15/16........................................    $4,397,200

                                                                     -----------
 Total U.S. Treasury Notes (cost $4,507,831)                           4,397,200
                                                                     -----------
 Investment Companies (3.3%)

  1,292,850 Fidelity Treasury Fund................................     1,292,850
                                                                     -----------
 Total Investment Companies (Cost $1,292,850)                          1,292,850
                                                                     -----------
 Total Investments (Cost $39,890,554) (a)--99.6%                      38,942,046
 Other assets in excess of liabilities--.4%                              171,844

                                                                     -----------
 Total Net Assets--100.0%                                            $39,113,890

                                                                     ===========

-------
(a) Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:


         Unrealized appreciation.................................. $    67,383
         Unrealized depreciation..................................  (1,015,891)

                                                                   -----------
         Net unrealized depreciation.............................. $  (948,508)
                                                                   ===========

ABS--Asset Backed Security
CMO--Collateralized Mortgage Obligation
MTN--Medium Term Note

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Schedule of Portfolio Investments

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)
U.S. Government Securities Money Market Fund


  Principal

   Amount                                                             Value

 ----------- ---------------------------------------------------   ------------
 Commercial Paper (34.9%)

 Agriculture (0.6%)

 $ 1,000,000 Monsanto Co., Discount Note, 7/28/99...............   $    996,452
                                                                   ------------
 Beverages (3.0%)

   3,000,000 Coca-Cola, Discount Note, 7/23/99..................      2,991,090
   2,000,000 Coca-Cola, Discount Note, 7/21/99..................      1,994,611
                                                                   ------------
                                                                      4,985,701

                                                                   ------------
 Brokerage Services (4.2%)

   4,000,000 Merrill Lynch & Co., Inc., Discount Note 7/6/99....      3,997,327
   3,000,000 Merrill Lynch & Co., Inc., Discount Note, 2/1/00...      2,906,117
                                                                   ------------
                                                                      6,903,444

                                                                   ------------
 Financial Services (16.3%)

   5,000,000 Associates Corp., Discount Note, 1/10/00...........      4,860,611
   2,000,000 Ford Motor Credit Co., Discount Note, 7/9/99.......      1,997,876
   3,000,000 Ford Motor Credit Co., Discount Note, 7/8/99.......      2,997,200
   2,000,000 Ford Motor Credit Co., Discount Note, 7/12/99......      1,997,079
   4,000,000 General Electric Capital Corp., Discount Note,
              7/9/99............................................      3,995,751
   2,000,000 General Electric Capital Corp., Discount Note,
              7/13/99...........................................      1,996,794
   4,000,000 General Motors Acceptance Corp., Discount Note,
              7/16/99...........................................      3,991,967
   5,000,000 IBM Credit Co., Discount Note, 7/1/99..............      5,000,000
                                                                   ------------
                                                                     26,837,278

                                                                   ------------
 Manufacturing-Consumer Goods (1.2%)

   2,000,000 Eaton Corp., Discount Note, 7/19/1999..............      1,995,100
                                                                   ------------
 Oil-Integrated Companies (2.4%)

   4,000,000 Baker Hugh, Discount Note, 7/1/99..................      4,000,000
                                                                   ------------
 Pharmaceuticals (3.6%)

   4,000,000 Glaxo Wellcome PLC, Discount Note, 8/16/99.........      3,975,160
   2,000,000 Glaxo Wellcome PLC, Discount Note, 7/19/99.........      1,995,200
                                                                   ------------
                                                                      5,970,360

                                                                   ------------

  Principal

   Amount                                                              Value

 ----------- ----------------------------------------------------   ------------

 Commercial Paper, continued
 Telecommunications (3.4%)

 $ 3,600,000 BellSouth, Discount Note, 7/9/99....................   $  3,596,048
   2,000,000 BellSouth, Discount Note, 7/16/99...................      1,995,975
                                                                    ------------
                                                                       5,592,023

                                                                    ------------
 Total Commercial Paper

  (Amortized Cost $57,280,358)                                        57,280,358
                                                                    ------------
 U.S. Government Agencies (49.5%)
 Federal Agricultural Mortgage Corp. (2.4%)

   4,000,000 4.77%, 7/6/99.......................................      3,997,350
                                                                    ------------
 Federal Home Loan Bank (12.8%)

   4,000,000 5.01%, 2/3/00.......................................      4,000,000
   2,000,000 4.95%, 2/17/00......................................      1,997,701
   3,000,000 5.04%, 2/25/00......................................      2,999,135
   4,000,000 5.16%, 3/8/00.......................................      4,004,041
   2,000,000 4.98%, 3/29/00......................................      1,997,866
   3,000,000 5.04%, 3/29/00......................................      3,000,598
   3,000,000 Discount Note, 7/7/99...............................      2,997,640
                                                                    ------------
                                                                      20,996,981

                                                                    ------------
 Federal Home Loan Mortgage Corp. (14.6%)

   4,000,000 4.77%, 7/14/99......................................      3,993,110
   3,000,000 4.75%, 7/16/99......................................      2,994,063
   8,128,000 4.93%, 8/12/99......................................      8,081,104
   5,000,000 4.94%, 8/19/99......................................      4,966,516
   4,000,000 Discount Note, 7/13/99..............................      3,993,747
                                                                    ------------
                                                                      24,028,540

                                                                    ------------
 Federal National Mortgage Assoc. (19.7%)

   3,000,000 4.74%, 7/2/99.......................................      2,999,605
   3,000,000 4.70%, 7/23/99......................................      2,991,383
   2,000,000 5.86%, 7/30/99......................................      2,001,434
   1,800,000 6.01%, 8/16/99, MTN.................................      1,803,207
   1,000,000 5.35%*, 8/19/99.....................................        995,710
   3,015,000 5.05%, 08/27/99.....................................      2,990,893
   3,000,000 5.08% 9/24/99, MTN..................................      3,000,544
   2,500,000 6.42%, 10/1/99......................................      2,509,439
   3,000,000 5.04% 2/23/00.......................................      3,000,000
   4,000,000 4.98% 4/20/00.......................................      3,998,638
   3,000,000 Discount Note, 9/1/99...............................      2,976,027
   3,000,000 Discount Note, 4/12/00..............................      2,998,851
                                                                    ------------
                                                                      32,265,731

                                                                    ------------
 Total U.S. Government Agencies

  (Amortized Cost $81,288,602)                                        81,288,601
                                                                    ------------

Continued

--------------------------------------------------------------------------------
Schedule of Portfolio Investments, continued

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)
U.S. Government Securities Money Market Fund


  Principal

   Amount                                                             Value

 ----------- ---------------------------------------------------   ------------
 Repurchase Agreements (15.7%)
 $25,779,000 Morgan Stanley Dean Witter & Co., 4.75%, 7/1/99

              (collateralized by U.S. Government securities)....   $ 25,779,000
                                                                   ------------
 Total Repurchase Agreements

  (Amortized Cost $25,779,000)                                       25,779,000
                                                                   ------------
 Total Investments

  (Amortized Cost $164,347,960) (a)--101.9%                         164,347,960
 Liabilities in excess of other assets--(1.9)%                        (155,614)

                                                                   ------------
 Total Net Assets--100.0%                                          $164,192,346

                                                                   ============

-------
(a)Cost and value for federal income tax and financial reporting purposes are the same.

  * Variable rate investments. The rate presented on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.

MTN--Medium Term Note

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Notes to Financial Statements

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)


1. Organization

 The Riverfront Funds, Inc. was organized on March 27, 1990, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. Effective December 29, 1998, The Riverfront Funds, Inc., a Maryland corporation, changed its form of organization from that of a Maryland corporation to an Ohio business trust by completing a reorganization with The Riverfront Funds, an Ohio business trust (the "Trust"), created for such purpose. The Trust is authorized to issue six series of shares of beneficial interest, without par value, representing interests in different portfolios of securities as follows: The Riverfront Large Company Select Fund, The Riverfront Balanced Fund, The Riverfront Small Company Select Fund, The Riverfront Income Equity Fund, The Riverfront U.S. Government Income Fund and The Riverfront U.S. Government Securities Money Market Fund (each, a "Fund"; and collectively, the "Funds").

 The investment objective of the Large Company Select Fund is to seek long term growth of capital with current income as a secondary objective. The investment objective of the Balanced Fund is to seek long-term growth of capital with some current income as a secondary objective. The investment objective of the Small Company Select Fund is to seek capital growth. The investment objective of the Income Equity Fund is to seek a high level of investment income, with capital appreciation as a secondary objective, through investment primarily in income-producing equity securities of U.S. issuers. The investment objective of the U.S. Government Income Fund is to seek a high level of current income, consistent with preservation of capital, by investing primarily in securities issued or guaranteed by the U.S. government, its agencies and instrumentalities and in high quality fixed rate and adjustable rate mortgage-backed securities and other asset-backed securities. The investment objective of the U.S. Government Securities Money Market Fund is to seek current income from U.S. government short-term securities while preserving capital and maintaining liquidity.

 The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value. Sales of shares of the Funds may be made to customers of The Provident Bank ("Provident") and its affiliates, to all accounts of correspondent banks of Provident and to the general public.

 The Large Company Select Fund, the Balanced Fund, the Small Company Select Fund, the Income Equity Fund and the U.S. Government Income Fund (collectively, "the variable net asset value funds") each offer two share classes: Investor A Shares and Investor B Shares. The U.S. Government Securities Money Market Fund (the "money market fund") offers only the Investor A Shares. Investor A Shares of the variable net asset value funds are subject to initial sales charges imposed at the time of purchase, in accordance with the Funds' prospectus. Certain redemptions of the Investor B Shares of the variable net asset value funds made within six years of purchase are subject to varying contingent deferred sales charges in accordance with the Funds' prospectus. Investor B Shares, other than those purchased through reinvestment of dividends, convert automatically to Investor A Shares eight years after the date of their issuance. A portion of the Investor B Shares purchased through dividend reinvestment also converts automatically to Investor A Shares at such time. Each share class has identical rights and privileges, except with respect to
 (i) distribution and shareholder services (12b-1) fees paid by each share class, (ii) voting rights on matters specifically affecting a single share class, and (iii) the exchange privileges.

2. Significant Accounting Policies

 The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)


 Securities Valuation:

 Investments of the money market fund are valued at amortized cost, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market fund may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to an appropriate demand feature, or (b) maintain a dollar-weighted-average fund maturity which exceeds 90 days, in each case calculated in accordance with Rule 2a-7 under the 1940 Act.

 Investments in common and preferred stocks, corporate bonds, commercial paper and U.S. government securities of the variable net asset value funds are valued at their market values determined on the basis of the mean of the latest available bid and asked quotations as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time), or closing sale prices on the principal exchange (closing sales prices on the over-the-counter National Market System) in which such securities are normally traded. Municipal bonds are valued by using market quotations or independent services that use prices provided by market makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value. Investments in investment companies are valued at their net asset values as reported by such investment companies. Other securities for which quotations are not readily available are valued at their fair value as determined in good faith under the supervision of the Trust's Board of Trustees. The differences between the cost and market values of investments held by the variable net asset value funds are reflected as either unrealized appreciation or depreciation.

 Security Transactions and Related Income:

 Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains or losses from sales of securities are determined on an identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date.

 Repurchase Agreements:

 The Funds may enter into repurchase agreements with financial institutions such as banks and broker/dealers which Provident, as investment adviser, deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by each Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying fund securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by each Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Funds under the 1940 Act.

 Dividends to Shareholders:

 Dividends from net investment income are declared daily and paid monthly for the money market fund. Dividends from net investment income are declared and generally paid monthly for each variable net asset value fund with the exception of the Small Company Select Fund which declares and pays any dividends semiannually. Net investment losses incurred by a Fund are offset against Capital to the extent that short-term gains are not available in a given year in the accompanying Statements of Assets and Liabilities.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)

 Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds. Any taxable distributions declared in December and paid in the following fiscal year will be taxable to shareholders in the year declared.

 The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

 Federal Income Taxes

 It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (the Code) applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders; therefore, no federal tax provision is required.

 As of December 31, 1998, the following Funds had capital loss carryforwards for tax purposes which are available to offset future capital gains, if any:


                                                            Capital Loss
                                                            Carryforward Expires

                                                            ------------ -------
  Small Company Select Fund................................   $ 90,491    2006
  U.S. Government Income Fund..............................      4,366    2002
  U.S. Government Income Fund..............................    516,479    2003
  U.S. Government Securities Money Market Fund.............        875    2002
  U.S. Government Securities Money Market Fund.............      1,415    2003
  U.S. Government Securities Money Market Fund.............         28    2005
  U.S. Government Securities Money Market Fund.............      3,779    2006

 Under current tax law, capital losses realized subsequent to October 31 of the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year. The following deferred losses will be treated as arising on the first day of the fiscal year ended December 31, 1999:


                                                                   Post-October
                                                                  Capital Losses

                                                                  --------------
  Income Equity Fund.............................................   $ 590,485
  U.S. Government Income Fund....................................      31,168
  U.S. Government Securities Money Market Fund...................         318


 Other

 Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Trust are prorated to the Funds, generally on the basis of relative net assets. Fees paid under a Fund's shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

 All expenses in connection with the organization of the Large Company Select Fund and the registration of its shares under the Securities Act of 1933, as amended, were paid by the Fund. Such expenses are being amortized over a period of five years commencing with the inception date of the Fund.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)

3. Purchases and Sales of Securities

 Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 1999 are as follows:


                                                         Purchases     Sales

                                                        ----------- -----------
  Large Company Select Fund............................ $25,953,584 $ 8,717,322
  Balanced Fund........................................  10,187,043   7,723,830
  Small Company Select Fund............................   7,539,543   9,352,219
  Income Equity Fund...................................  41,409,970  93,317,259
  U.S. Government Income Fund..........................  22,489,669  25,113,126


4. Capital Share Transactions

 Transactions in capital shares for the Funds were as follows:


                                                     Large Company Select Fund

                                                    ---------------------------
                                                      Six Months    Year Ended
                                                    Ended June 30, December 31,

                                                         1999          1998
                                                    -------------- ------------
                                                     (unaudited)

CAPITAL TRANSACTIONS:

Investor A Shares:

  Proceeds from shares issued......................  $11,176,988   $ 7,462,897
  Dividends reinvested.............................           22     6,003,616
  Shares redeemed..................................   (3,062,836)   (3,998,246)
                                                     -----------   -----------
  Change in net assets from Investor A share

   transactions....................................  $ 8,114,174   $ 9,468,267
                                                     ===========   ===========
Investor B Shares:

  Proceeds from shares issued......................  $ 9,277,470   $ 5,846,765
  Dividends reinvested.............................          253     1,076,545
  Shares redeemed..................................     (969,650)     (826,312)
                                                     -----------   -----------
  Change in net assets from Investor B share

   transactions....................................  $ 8,308,073   $ 6,096,998
                                                     ===========   ===========
SHARE TRANSACTIONS:
Investor A Shares:

  Issued...........................................      750,129       569,741
  Reinvested.......................................            2       432,540
  Redeemed.........................................     (205,002)     (309,699)
                                                     -----------   -----------
  Change in Investor A Shares......................      545,129       692,582
                                                     ===========   ===========
Investor B Shares:

  Issued...........................................      632,663       456,092
  Reinvested.......................................           18        78,735
  Redeemed.........................................      (65,259)      (65,435)
                                                     -----------   -----------
  Change in Investor B Shares......................      567,422       469,392
                                                     ===========   ===========

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)

4. Capital Share Transactions, continued:


                                Balanced Fund          Small Company Select Fund

                         ---------------------------  ---------------------------
                           Six Months    Year Ended     Six Months    Year Ended
                         Ended June 30, December 31,  Ended June 30, December 31,

                              1999          1998           1999          1998
                         -------------- ------------  -------------- ------------
                          (unaudited)                  (unaudited)

CAPITAL TRANSACTIONS:

Investor A Shares:
  Proceeds from shares

   issued...............  $ 2,786,463   $ 1,816,435    $ 1,518,229   $ 1,355,158
  Dividends reinvested..       56,246     1,709,409            --      2,647,256
  Shares redeemed.......     (901,594)   (2,408,823)    (3,124,019)   (5,805,686)
                          -----------   -----------    -----------   -----------
  Change in net assets

   from Investor A

   shares transactions..  $ 1,941,115   $ 1,117,021    $(1,605,790)  $(1,803,272)
                          ===========   ===========    ===========   ===========
Investor B Shares:
  Proceeds from shares

   issued...............  $ 3,170,643   $ 1,524,737    $   230,798   $   598,969
  Dividends reinvested..       17,950     1,899,931            --        194,970
  Shares redeemed.......   (1,062,963)   (1,765,526)      (308,946)     (330,044)
                          -----------   -----------    -----------   -----------
  Change in net assets
   from Investor B share

   transactions.........  $ 2,125,630   $ 1,659,142    $   (78,148)  $   463,895
                          ===========   ===========    ===========   ===========
SHARE TRANSACTIONS:
Investor A Shares:

  Issued................      208,021       135,447        194,876       157,466
  Reinvested............        4,210       131,021            --        305,335
  Redeemed..............      (66,855)     (181,427)      (402,024)     (669,783)
                          -----------   -----------    -----------   -----------
  Change in Investor A

  Shares................      145,376        85,041       (207,148)     (206,982)
                          ===========   ===========    ===========   ===========
Investor B Shares:

  Issued................      227,901       109,318         28,934        65,801
  Reinvested............        1,300       140,306            --         21,711
  Redeemed..............      (76,517)     (127,777)       (39,324)      (41,980)
                          -----------   -----------    -----------   -----------
  Change in Investor B

   Shares...............      152,684       121,847        (10,390)       45,532
                          ===========   ===========    ===========   ===========

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)

4. Capital Share Transactions, continued:


                             Income Equity Fund       U.S. Government Income Fund

                         ---------------------------  ---------------------------
                           Six Months    Year Ended     Six Months    Year Ended
                         Ended June 30, December 31,  Ended June 30, December 31,

                              1999          1998           1999          1998
                         -------------- ------------  -------------- ------------
                          (unaudited)                  (unaudited)

CAPITAL TRANSACTIONS:

Investor A Shares:
  Proceeds from shares

   issued...............  $  1,806,605  $  4,928,919   $   595,229   $ 1,870,036
  Dividends reinvested..        79,709    10,320,240        92,484       247,700
  Shares redeemed.......   (47,784,779)  (14,154,051)   (4,982,529)   (8,523,069)
                          ------------  ------------   -----------   -----------
  Change in net assets
   from Investor A share

   transactions.........  $(45,898,465) $  1,095,108   $(4,294,816)  $(6,405,333)
                          ============  ============   ===========   ===========
Investor B Shares:
  Proceeds from shares

   issued...............  $    304,030  $  3,230,210   $   330,298   $   119,490
  Dividends reinvested..         6,786     2,021,050        15,652        36,238
  Shares redeemed.......    (3,861,209)   (4,415,775)      (93,268)     (199,775)
                          ------------  ------------   -----------   -----------
  Change in net assets
   from Investor B share

   transactions.........  $ (3,550,393) $    835,485   $   252,682   $   (44,047)
                          ============  ============   ===========   ===========
SHARE TRANSACTIONS:
Investor A Shares:

  Issued................       171,770       405,411        62,452       194,328
  Reinvested............         7,866       981,947         9,724        25,909
  Redeemed..............    (4,678,185)   (1,197,255)     (519,511)     (888,903)
                          ------------  ------------   -----------   -----------
  Change in Investor A

   Shares...............    (4,498,549)      190,103      (447,335)     (668,666)
                          ============  ============   ===========   ===========
Investor B Shares:

  Issued................        28,281       252,960        26,952        10,979
  Reinvested............           656       188,168         5,451         3,353
  Redeemed..............      (361,905)     (368,480)       (8,671)      (18,450)
                          ------------  ------------   -----------   -----------
  Change in Investor B

  Shares................      (332,968)       72,648        23,732        (4,118)
                          ============  ============   ===========   ===========

5. Investment Advisory Fee and Other Transactions with Affiliates

 Investment Advisory Fee--Provident Investment Advisors, Inc., the Fund's investment adviser (the "Adviser"), has entered into an Investment Advisory Agreement with the Trust whereby the Adviser supervises and manages the investment and reinvestment of the assets of the Funds. Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund as listed below. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Continued

--------------------------------------------------------------------------------
Notes to Financial Statements, continued

--------------------------------------------------------------------------------
The Riverfront Funds                                   June 30, 1999 (Unaudited)

5. Investment Advisory Fee and Other Transactions with Affiliates, continued:


  Fund                                                               Annual Rate

  ----                                                               -----------
  Large Company Select Fund.........................................    0.80%
  Balanced Fund.....................................................    0.90%
  Small Company Select Fund.........................................    0.80%
  Income Equity Fund................................................    0.95%
  Income Fund.......................................................    0.40%
  Money Market Fund.................................................    0.15%


 Administration--Federated Services Company ("FServ"), under an Administrative Services Agreement with the Trust, provides the Funds with certain administrative personnel and services. The fee paid to FServ is equal to 0.17% of the average daily net assets of each Fund.

 Distribution Services Fee--Edgewood Services, Inc., ("Distributor") is the distributor of the Trust. The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the terms of the Plan, the Funds will compensate the Distributor from the net assets of the fund to finance activities intended to result in the sale of the Fund's Investor A Shares and Investor B Shares. The Plan provides that the Funds may incur annual distribution expenses up to 0.25% of the average daily net assets of each Fund's Investor A Shares and up to 0.75% of the average daily net assets of each Fund's Investor B Shares to compensate the Distributor. The Distributor does not retain these amounts generally, but uses the fee to compensate investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers, for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals), to promote sales of Shares so that overall Fund assets are maintained or increased.

 Shareholder Service Fee--Under the terms of a Shareholder Services Agreement, the Funds may pay compensation, in an amount not to exceed 0.25% of the average daily net assets of each Fund's Investor B Shares, to banks and other financial institutions including Provident and its affiliates and the Distributor for providing shareholder services and maintaining shareholder accounts. As of June 30, 1999, there were no shareholder servicing agreements entered into on behalf of the Investor A Shares of any of the Funds.

 Custodian, Fund Accounting and Recordkeeping Fees--Provident serves as custodian and fund accountant to the Funds. Under the terms of the Custodian, Fund Accounting and Recordkeeping Agreement, Provident is entitled to receive fees based on a percentage of the average daily net assets of each Fund.

 Transfer and Dividend Disbursing Agent Fees and Expenses--Provident serves as transfer agent and dividend disbursing agent to the Trust. Under the terms of the Master Transfer and Recordkeeping Agreement, Provident is entitled to receive fees based on the number of shareholders of each Fund and to be reimbursed for certain out-of-pocket expenses.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds


                            Large Company Select Fund

                           -----------------------------------------------------------------------------
                                                                                   From January 2,

                             Six Months Ended                 Year Ended            1997 through
                               June 30, 1999               December 31, 1998    December 31, 1997 (a)

                           -------------------------     ---------------------- ------------------------
                           Investor A     Investor B     Investor A  Investor B Investor A    Investor B

                           ----------     ----------     ----------  ---------- ----------    ----------
Net Asset Value,
 Beginning of Period.....   $ 13.89        $ 13.69        $ 11.34      $11.28    $ 10.00        $10.00
                            -------        -------        -------      ------    -------        ------
Investment Activities

 Net investment loss.....     (0.05)         (0.08)         (0.05)      (0.10)     (0.00)        (0.04)
 Net realized and
  unrealized gains
  (losses) from

  investments............      1.65           1.59           4.47        4.38       2.77          2.72
                            -------        -------        -------      ------    -------        ------
 Total from Investment

  Activities.............      1.60           1.51           4.42        4.28       2.77          2.68
                            -------        -------        -------      ------    -------        ------
Distributions

 Net realized gains......       --             --           (1.87)      (1.87)     (1.40)        (1.40)
 Tax return of capital...       --             --             --          --       (0.03)          --
                            -------        -------        -------      ------    -------        ------
 Total Distributions.....       --             --           (1.87)      (1.87)     (1.43)        (1.40)
                            -------        -------        -------      ------    -------        ------
Net Asset Value, End of

 Period..................   $ 15.49        $ 15.20        $ 13.89      $13.69    $ 11.34        $11.28
                            =======        =======        =======      ======    =======        ======
Total Return (excludes
 sales/redemption

 charge).................     11.52%(b)      11.03%(b)      39.03%      38.00%     27.93%(b)     26.97%(b)
Ratios/Supplementary
 Data:
Net Assets at end of

 period (000)............   $65,066        $19,080        $50,801      $9,416    $33,614        $2,464
Ratio of expenses to
 average net assets......      1.52%(c)       2.26%(c)       1.66%       2.41%      1.69%(c)      2.47%(c)
Ratio of net investment
 loss to average net

 assets..................     (0.71)%(c)     (1.46)%(c)     (0.48)%     (1.28)%     0.00%(c)     (1.10)%(c)
Portfolio Turnover (d)...        12%            12%            69%         69%        39%           39%

-------
(a)  Period from commencement of operations.
(b)  Not annualized.

(c)  Annualized.

(d) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds


                                                                  Balanced Fund

                          -------------------------------------------------------------------------------------------------
                             Six Months Ended                             Years Ended December 31,

                                 June 30,             -----------------------------------------------------------------
                                   1999                       1998                  1997                  1996

                          -------------------------   --------------------- --------------------- ---------------------
                          Investor A Investor B Investor A Investor B Investor A
Investor B Investor A Investor B

                          -----------   -----------   ---------- ---------- ---------- ---------- ---------- ----------
                          (Unaudited)   (Unaudited)

Net Asset Value,
 Beginning of Period....    $ 13.04       $ 13.56      $ 12.30    $ 12.71     $11.69    $ 12.04     $11.36    $ 11.70
                            -------       -------      -------    -------     ------    -------    -------    -------
Investment Activities

 Net investment income..       0.08          0.02         0.23       0.11       0.23       0.12       0.31       0.26
 Net realized and
  unrealized gains
  (losses) from

  investments...........       0.63          0.65         2.84       2.95       1.71       1.77       0.33       0.34
                            -------       -------      -------    -------     ------    -------    -------    -------
 Total from Investment

  Activities............       0.71          0.67         3.07       3.06       1.94       1.89       0.64       0.60
                            -------       -------      -------    -------     ------    -------    -------    -------
Distributions

 Net investment income..      (0.08)        (0.02)       (0.23)     (0.11)     (0.23)     (0.12)     (0.31)     (0.26)
 In excess of net
  investment income.....        --            --         (2.10)     (2.10)     (1.10)     (1.10)       --         --
                            -------       -------      -------    -------     ------    -------    -------    -------
 Total Distributions....      (0.08)        (0.02)       (2.33)     (2.21)     (1.33)     (1.22)     (0.31)     (0.26)
                            -------       -------      -------    -------     ------    -------    -------    -------
Net Asset Value, End of

 Period.................    $ 13.67       $ 14.21      $ 13.04    $ 13.56     $12.30    $ 12.71    $ 11.69    $ 12.04
                            =======       =======      =======    =======     ======    =======    =======    =======
Total Return
 (excludes

 sales/redemption

 charge)................       5.45%(a)      4.97%(a)    25.29%     24.34%     16.77%     15.82%      5.76%      5.27%
Ratios/Supplementary Data:
Net Assets at end of
 period (000)...........    $13,773       $16,732      $11,247    $13,895     $9,563    $11,483    $10,786    $10,008
Ratio of expenses to
 average net assets.....       1.58%(b)      2.39%(b)     1.69%      2.50%      1.86%      2.72%      1.70%      2.54%
Ratio of net investment
 income to average net

 assets.................       1.19%(b)      0.38%(b)     1.65%      0.84%      1.80%      0.93%      2.87%      2.03%
Ratio of expenses to
 average net assets*....       1.74%(b)      2.49%(b)     1.85%      2.60%      2.07%      2.82%      1.94%      2.68%
Ratio of net investment
 income to average net

 assets*................       1.03%(b)      0.28%(b)     1.49%      0.74%      1.59%      0.83%      2.63%      1.89%
Portfolio Turnover (c)..         31%           31%         118%       118%       102%       102%        98%        98%

-------
 * During the reporting period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.
(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds


                                      Balanced Fund

                          ---------------------------------------------
                                       January 17,   From September 1,
                           Year Ended    1995 to       1994 through

                          December 31, December 31,    December 31,
                              1995       1995 (a)       1994 (a)(f)

                          ------------ ------------  -----------------
                           Investor A   Investor B

                          ------------ ------------
Net Asset Value,

 Beginning of Period....     $ 9.79       $10.00          $10.00
                             ------       ------          ------
Investment Activities

 Net investment income..       0.35         0.25            0.10
 Net realized and
  unrealized gains
  (losses) from

  investments...........       1.66         1.79           (0.18)
                             ------       ------          ------
 Total from Investment

  Activities............       2.01         2.04           (0.08)
                             ------       ------          ------
Distributions

 Net investment income..      (0.34)       (0.24)          (0.13)
 In excess of net
  investment income.....      (0.10)       (0.10)            --
                             ------       ------          ------
 Total Distributions....      (0.44)       (0.34)          (0.13)
                             ------       ------          ------
Net Asset Value, End of

 Period.................     $11.36       $11.70          $ 9.79
                             ======       ======          ======
Total Return (excludes
 sales/redemption

 charge)................      20.83%       20.53%(b)       (0.82)%(c)
Ratios/Supplementary Data:
Net Assets at end of
 period (000)...........     $9,427       $5,030          $2,709
Ratio of expenses to
 average net assets.....       1.28%        2.04%(d)        1.48%
Ratio of net investment
 income to average net

 assets.................       3.48%        2.69%(d)        4.01%
Ratio of expenses to
 average net assets*....       1.67%        2.84%(d)        0.88%
Ratio of net investment
 income to average net

 assets*................       3.09%        1.89%(d)        4.61%
Portfolio Turnover (e)..         13%          13%              1%

-------
 * During the reporting period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.

(c)  Not annualized.
(d)  Annualized.

(e) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(f) Audited by other auditors.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds


                                                          Small Company Select Fund

                      --------------------------------------------------------------------------------------------------
                         Six Months Ended                               Years Ended December 31,

                             June 30,               --------------------------------------------------------------------
                               1999                         1998                   1997                   1996

                      --------------------------    ---------------------- ---------------------- ----------------------
                      Investor A     Investor B     Investor A  Investor B Investor A  Investor B Investor A  Investor B

                      -----------    -----------    ----------  ---------- ----------  ---------- ----------  ----------
                      (Unaudited)    (Unaudited)

Net Asset Value,
 Beginning of

 Period.............    $  7.89        $ 8.14        $  9.17      $ 9.49    $  9.43      $ 9.77    $  9.50      $ 9.91
                        -------        ------        -------      ------    -------      ------    -------      ------
Investment
 Activities

 Net investment

  loss..............      (0.06)        (0.09)         (0.09)      (0.15)     (0.04)      (0.08)     (0.14)      (0.15)
 Net realized and
  unrealized gains
  (losses) from

  investments.......       0.32          0.32          (0.01)      (0.02)      1.75        1.77       1.10        1.04
                        -------        ------        -------      ------    -------      ------    -------      ------
 Total from
  Investment

  Activities........       0.26          0.23          (0.10)      (0.17)      1.71        1.69       0.96        0.89
                        -------        ------        -------      ------    -------      ------    -------      ------
Distributions
 In excess of net

  investment income.        --            --           (1.18)      (1.18)     (1.97)      (1.97)     (1.03)      (1.03)
                        -------        ------        -------      ------    -------      ------    -------      ------
 Total

  Distributions.....        --            --           (1.18)      (1.18)     (1.97)      (1.97)     (1.03)      (1.03)
                        -------        ------        -------      ------    -------      ------    -------      ------
Net Asset Value,

 End of Period......    $  8.15        $ 8.37        $  7.89      $ 8.14    $  9.17      $ 9.49    $  9.43      $ 9.77
                        =======        ======        =======      ======    =======      ======    =======      ======
Total Return
 (excludes

 sales/redemption

 charge)............       3.30%(a)      2.83%(a)      (2.26)%     (2.96)%    18.79%      17.86%     10.17%       9.05%
Ratios/Supplementary Data:
Net Assets at end of
 period (000).......    $18,227        $1,411        $19,286      $1,455    $24,312      $1,265    $31,227      $  687
Ratio of expenses to
 average net assets.       1.93%(b)      2.68%(b)       1.97%       2.72%      2.11%       2.86%      1.91%       2.64%
Ratio of net
 investment income
 (loss) to average

 net assets.........      (1.53)%(b)    (2.28)%(b)     (1.08)%     (1.88)%    (0.43)%     (1.20)%    (1.25)%     (2.01)%
Ratio of expenses to
 average net

 assets*............       1.93%(b)      2.68%(b)       1.97%       2.72%      2.11%       2.86%      1.91%       2.64%
Ratio of net
 investment income
 (loss) to average

 net assets*........      (1.53)%(b)    (2.28)%(b)     (1.08)%     (1.88)%    (0.43)%     (1.20)%    (1.25)%     (2.01)%
Portfolio Turnover

 (c)................         40%           40%           114%        114%        67%         67%       162%        162%

-------
 * During the reporting period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.
(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds


                                         Company Select Fund

                           -------------------------------------------
                            October 1, 1995 to           Year Ended
                               December 31,             September 30,

                                1995 (a)(b)               1995 (f)
                           -------------------------    -------------
                           Investor A     Investor B

                           ----------     ----------
Net Asset Value,

 Beginning of Period.....   $ 10.00         $10.00         $  8.25
                            -------         ------         -------
Investment Activities

 Net investment loss.....     (0.01)         (0.01)          (0.07)
 Net realized and
  unrealized gains
  (losses) from

  investments............     (0.12)         (0.08)           2.14
                            -------         ------         -------
 Total from Investment

  Activities.............     (0.13)         (0.09)           2.07
                            -------         ------         -------
Distributions
 In excess of net

  investment income......     (0.37)           --            (0.32)
                            -------         ------         -------
 Total Distributions.....     (0.37)           --            (0.32)
                            -------         ------         -------
Net Asset Value,

 End of Period...........   $  9.50         $ 9.91         $ 10.00
                            =======         ======         =======
Total Return (excludes
 sales/redemption

 charge).................     (1.20)%(c)     (0.90)%(c)      25.12%
Ratios/Supplementary Data:
Net Assets at end of
 period (000)............   $40,995         $   72         $44,500
Ratio of expenses to
 average net assets......      1.76%(d)       2.30%(d)        2.61%
Ratio of net investment
 income (loss) to average

 net assets..............     (0.49)%(d)     (1.69)%(d)      (0.73)%
Ratio of expenses to
 average net assets*.....      1.77%(d)       2.39%(d)        2.61%
Ratio of net investment
 income (loss) to average

 net assets*.............     (0.50)%(d)     (1.78)%(d)      (0.73)%
Portfolio Turnover (e)...        46%            46%            197%

-------
 * During the reporting period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.

(b) As of September 30, 1995, the Small Company Select Fund acquired all of the assets of the MIM Stock Appreciation Fund and the MIM Stock Growth Fund. Financial highlights for periods prior to September 30, 1995 represent the performance of the MIM Stock Appreciation Fund. The per share data for the periods prior to September 30, 1995 have been restated to reflect the impact of the change of net asset value of the Small Company Select Fund on September 30, 1995 from $17.34 to $10.00.

(c)  Not annualized.
(d)  Annualized.

(e) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(f) Audited by other auditors.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds


                                                               Income Equity Fund

                          -------------------------------------------------------------------------------------------------
                             Six Months Ended                             Years Ended December 31,

                                 June 30,             -----------------------------------------------------------------
                                   1999                       1998                  1997                  1996

                          -------------------------   --------------------- --------------------- ---------------------
                          Investor A Investor B Investor A Investor B Investor A
Investor B Investor A Investor B

                          -----------   -----------   ---------- ---------- ---------- ---------- ---------- ----------
                          (Unaudited)   (Unaudited)

Net Asset Value,
 Beginning of Period....    $ 10.47       $ 10.76      $ 11.68    $ 11.98    $ 11.92    $ 12.16    $ 11.70     $11.85
                            -------       -------      -------    -------    -------    -------    -------     ------
Investment Activities

 Net investment income..       0.04         (0.00)        0.12       0.03       0.16       0.06       0.21       0.12
 Net realized and
  unrealized gains

  from investments......       0.70          0.72         0.25       0.25       3.11       3.17       2.12       2.21
                            -------       -------      -------    -------    -------    -------    -------     ------
 Total from Investment

  Activities............       0.74          0.72         0.37       0.28       3.27       3.23       2.33       2.33
                            -------       -------      -------    -------    -------    -------    -------     ------
Distributions

 Net investment income..      (0.03)        (0.01)       (0.12)     (0.04)     (0.16)     (0.06)     (0.21)     (0.12)
 Net realized gains.....        --            --         (1.46)     (1.46)     (3.35)     (3.35)     (1.90)     (1.90)
                            -------       -------      -------    -------    -------    -------    -------     ------
 Total Distributions....      (0.03)        (0.01)       (1.58)     (1.50)     (3.51)     (3.41)     (2.11)     (2.02)
                            -------       -------      -------    -------    -------    -------    -------     ------
Net Asset Value,

 End of Period..........    $ 11.18       $ 11.47      $ 10.47    $ 10.76    $ 11.68    $ 11.98    $ 11.92     $12.16
                            =======       =======      =======    =======    =======    =======    =======     ======
Total Return
 (excludes

 sales/redemption

 charge)................       7.06%(c)      6.65%(c)     3.37%      2.51%     28.20%     27.19%     19.88%     19.67%
Ratios/Supplementary Data:
Net Assets at end of
 period (000)...........    $32,041       $13,832      $77,144    $16,563    $83,841    $17,563    $73,368     $7,632
Ratio of expenses to
 average net assets.....       1.84%(a)      2.64%(a)     1.76%      2.54%      1.75%      2.55%      1.76%      2.48%
Ratio of net investment
 income to average net

 assets.................       0.49%(a)    (0.13)%(a)     1.03%      0.25%      1.21%      0.40%      1.62%      0.88%
Ratio of expenses to
 average net assets*....       1.87%(a)      2.64%(a)     1.79%      2.54%      1.80%      2.55%      1.85%      2.54%
Ratio of net investment
 income to average net

 assets*................       0.46%(a)    (0.13)%(a)     1.00%      0.25%      1.16%      0.40%      1.53%      0.82%
Portfolio Turnover (b)..         92%           92%         129%       129%       157%       157%       166%       166%

-------
 * During the reporting period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a)  Annualized.

(b) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(c) Not annualized. See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds


                                       Income Equity Fund

                          ---------------------------------------
                                       January 17,
                           Year Ended    1995 to      Year Ended

                          December 31, December 31,  December 31,
                              1995       1995 (a)      1994 (e)

                          ------------ ------------  ------------
                           Investor A   Investor B

                          ------------ ------------
Net Asset Value,

 Beginning of Period....    $ 10.15       $10.00       $ 10.63
                            -------       ------       -------
Investment Activities

 Net investment income..       0.27         0.13          0.32
 Net realized and
  unrealized gains from

  investments...........       2.89         2.78          0.00
                            -------       ------       -------
 Total from Investment

  Activities............       3.16         2.91          0.32
                            -------       ------       -------
Distributions

 Net investment income..      (0.27)       (0.13)        (0.31)
 Net realized gains.....      (1.34)       (0.93)        (0.49)
                            -------       ------       -------
 Total Distributions....      (1.61)       (1.06)        (0.80)
                            -------       ------       -------
Net Asset Value,

 End of Period..........    $ 11.70       $11.85       $ 10.15
                            =======       ======       =======
Total Return (excludes
 sales/redemption

 charge)................      31.45%       29.28%(d)      3.08%
Ratios/Supplementary Data:
Net Assets at end of
 period (000)...........    $60,845       $2,833       $34,965
Ratio of expenses to
 average net assets.....       1.49%        2.46%(b)      1.30%
Ratio of net investment
 income to average net

 assets.................       2.27%        1.12%(b)      2.93%
Ratio of expenses to
 average net assets*....       1.74%        2.51%(b)      1.58%
Ratio of net investment
 income to average net

 assets*................       2.02%        1.07%(b)      2.65%
Portfolio Turnover (c)..        180%         180%          119%

-------
 * During the reporting period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.
(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(d) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.

(e) Audited by other auditors.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds


                                                         U.S. Government Income Fund

                          -----------------------------------------------------------------------------------------------
                             Six Months Ended                               Years Ended December 31,

                                 June 30,               -----------------------------------------------------------------
                                   1999                         1998                  1997                  1996

                          --------------------------    --------------------- --------------------- ---------------------
                          Investor A     Investor B     Investor A Investor B Investor A Investor B Investor A Investor B

                          -----------    -----------    ---------- ---------- ---------- ---------- ---------- ----------
                          (Unaudited)    (Unaudited)

Net Asset Value,
 Beginning of Period....    $  9.65        $10.93        $  9.48     $10.68    $  9.43     $10.64    $  9.71     $10.95
                            -------        ------        -------     ------    -------     ------    -------     ------
Investment Activities

 Net investment income..       0.23          0.21           0.47       0.44       0.49       0.48       0.52       0.49
 Net realized and
  unrealized gains
  (losses) from

  investments...........      (0.37)        (0.41)          0.17       0.19       0.14       0.14      (0.29)     (0.31)
                            -------        ------        -------     ------    -------     ------    -------     ------
 Total from Investment

  Activities............      (0.14)        (0.20)          0.64       0.63       0.63       0.62       0.23       0.18
                            -------        ------        -------     ------    -------     ------    -------     ------
Distributions

 Net investment income..      (0.23)        (0.19)         (0.47)     (0.38)     (0.50)     (0.49)     (0.51)     (0.49)
 In excess of net
  investment income.....        --            --             --         --       (0.08)     (0.09)       --         --
                            -------        ------        -------     ------    -------     ------    -------     ------
 Total Distributions....      (0.23)        (0.19)         (0.47)     (0.38)     (0.58)     (0.58)     (0.51)     (0.49)
                            -------        ------        -------     ------    -------     ------    -------     ------
Net Asset Value,

 End of Period..........    $  9.28        $10.54        $  9.65     $10.93    $  9.48     $10.68    $  9.43     $10.64
                            =======        ======        =======     ======    =======     ======    =======     ======
Total Return
 (excludes

 sales/redemption

 charge)................      (1.43)%(c)    (1.84)%(c)      6.95%      6.03%      6.94%      6.07%      2.51%      1.72%
Ratios/Supplementary Data:
Net Assets at end of
 period (000)...........    $37,615        $1,499        $43,411     $1,294    $49,017     $1,309    $33,694     $1,296
Ratio of expenses to
 average net assets.....       1.10%(a)      1.90%(a)       1.12%      1.93%      1.14%      1.95%      1.11%      1.96%
Ratio of net investment
 income to average net

 assets.................       4.92%(a)      4.12%          4.90%      4.09%      5.40%      4.56%      5.45%      4.59%
Ratio of expenses to
 average net assets*....       1.16%(a)      1.90%(a)       1.18%      1.93%      1.20%      1.95%      1.20%      1.96%
Ratio of net investment
 income to average net

 assets*................       4.86%(a)      4.12%(a)       4.84%      4.09%      5.34%      4.56%      5.36%      4.59%
Portfolio Turnover (b)..         60%           60%           109%       109%        71%        71%        53%        53%

-------
 * During the reporting period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a)  Annualized.

(b) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(c) Not annualized. See Notes to Financial Statements.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds
See Notes to Financial Statements.


                                 U.S. Government Income Fund

                          ---------------------------------------
                                       January 17,
                           Year Ended    1995 to      Year Ended

                          December 31, December 31,  December 31,
                              1995       1995 (a)      1994 (e)

                          ------------ ------------  ------------
                           Investor A   Investor B

                          ------------ ------------
Net Asset Value,

 Beginning of Period....    $  8.92       $10.00       $  9.91
                            -------       ------       -------
Investment Activities

 Net investment income..       0.54         0.43          0.54
 Net realized and
  unrealized gains
  (losses) from

  investments...........       0.79         0.94         (0.99)
                            -------       ------       -------
 Total from Investment

  Activities............       1.33         1.37         (0.45)
                            -------       ------       -------
Distributions

 Net investment income..      (0.54)       (0.42)        (0.54)
 In excess of net
  investment income.....        --           --            --
                            -------       ------       -------
 Total Distributions....      (0.54)       (0.42)        (0.54)
                            -------       ------       -------
Net Asset Value,

 End of Period..........    $  9.71       $10.95       $  8.92
                            =======       ======       =======
Total Return (excludes
 sales/redemption

 charge)................      15.22%       13.96%(d)     (4.64)%
Ratios/Supplementary Data:
Net Assets at end of
 period (000)...........    $36,538       $1,263       $32,721
Ratio of expenses to
 average net assets.....       1.09%        1.90%(b)      0.86%
Ratio of net investment
 income to average net

 assets.................       5.74%        4.80%(b)      5.78%
Ratio of expenses to
 average net assets*....       1.18%        1.90%(b)      1.14%
Ratio of net investment
 income to average net

 assets*................       5.65%        4.80%(b)      5.49%
Portfolio Turnover (c)..         75%          75%           83%

-------
 * During the reporting period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a)  Period from commencement of operations.
(b)  Annualized.

(c) Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.

(d) Represents total return for the Investor A Shares from January 1, 1995 to January 16, 1995 plus the total return for the Investor B Shares from January 17, 1995 to December 31, 1995.

(e) Audited by other auditors.

--------------------------------------------------------------------------------
Financial Highlights

--------------------------------------------------------------------------------
The Riverfront Funds
See Notes to Financial Statements.


                              U.S. Government Securities Money Market Fund

                         --------------------------------------------------------------
                         Six Months

                           Ended                 Years Ended December 31,
                          June 30,     ------------------------------------------------

                            1999         1998      1997      1996      1995    1994 (c)
                         ----------    --------  --------  --------  --------  --------
Net Asset Value,
 Beginning of Period....  $  1.000     $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                          --------     --------  --------  --------  --------  --------
Investment Activities

 Net investment income..     0.021        0.048     0.049     0.046     0.050     0.040
                          --------     --------  --------  --------  --------  --------
Distributions

 Net investment income..    (0.021)      (0.048)   (0.049)   (0.046)   (0.050)   (0.040)
                          --------     --------  --------  --------  --------  --------
Net Asset Value,

 End of Period..........  $  1.000     $  1.000  $  1.000  $  1.000  $  1.000  $  1.000
                          ========     ========  ========  ========  ========  ========
Total Return............      2.13%(a)     4.93%     5.02%     4.89%     5.52%     3.78%
Ratios/Supplementary
Data:
Net Assets at end of

period (000)............  $164,192     $188,847  $142,569  $181,017  $157,495  $149,374
Ratio of expenses to
average net assets......      0.59%(b)     0.66%     0.64%     0.59%     0.58%     0.51%
Ratio of net investment
income to average net
assets..................      4.28%(b)     4.82%     4.90%     4.78%     5.34%     3.70%
Ratio of expenses to
average net assets*.....      0.74%(b)     0.81%     0.79%     0.84%     0.83%     0.80%
Ratio of net investment
income to average net
assets*.................      4.67%(b)     4.67%     4.75%     4.53%     5.09%     3.41%

-------
 * During the reporting period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or expense reimbursements had not occurred, the ratios would have been as indicated.

(a)  Not annualized.
(b)  Annualized.

(c)  Audited by other auditors.

The Riverfront Funds, Inc.

INVESTMENT ADVISER
Provident Investment Advisors, Inc.
One East Fourth Street

Cincinnati, Ohio 45202

DISTRIBUTOR
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829

FOR ADDITIONAL INFORMATION CALL:

The Provident Bank
Mutual Fund Services
1-800-424-2295

This report must be preceded or accompanied by the Funds' prospectus which contains facts concerning its objectives and policies, management fees, expenses and other information.

Cusip 768709602 Cusip 768709701 Cusip 768709404 Cusip 768709800 Cusip 768709842
Cusip 768709834 Cusip 768709107 Cusip 768709867 Cusip 768709859 Cusip 768709305
Cusip 768709875 G02569-01 (8/99)